As filed with the Securities and Exchange Commission on October 31,1997
                        Securities Act File No. 33-75116
                Investment Company Act of 1940 File No. 811-8352
     =====================================================================

                              SECURITIES AND EXCHANGE COMMISSION
                                    Washington, D.C. 20549
                                        --------------
                                          FORM N-1A
                                    REGISTRATION STATEMENT
                                            UNDER
                                  THE SECURITIES ACT OF 1933
                                Post-Effective Amendment No. 7
                                             and
                               REGISTRATION STATEMENT UNDER THE
                                INVESTMENT COMPANY ACT OF 1940
                                       Amendment No. 7
                                        --------------
                                          LKCM FUND
                                  (Exact Name of Registrant)

                              c/o Luther King Capital Management
                               301 Commerce Street, Suite 1600
                                   Fort Worth, Texas 76102
                           (Address of Principal Executive Office)
                         Registrant's Telephone Number (817) 332-3235

                                        Mary S. Kraft
                                  c/o Firstar Trust Company
                         615 E. Michigan Street, Milwaukee, WI 53202
                           (Name and Address of Agent for Service)
                                 --------------
        It is proposed that this filing will become effective
               (check appropriate box)
        [ ]  immediately   upon  filing   pursuant  to  Paragraph  (b)
        [_]  on _____________________  pursuant  to  Paragraph  (b)
        [X]  75 days  after filing pursuant to Paragraph (a)(2)
        [_]  on ________________  pursuant to Paragraph (a) of Rule 485

                               ------------------

                                    LKCM FUND
                       CONTENTS OF REGISTRATION STATEMENT

This registration statement is comprised of the following:

         Cover Sheet Contents of Registration Statement
         Cross Reference Sheet
         Prospectus for the LKCM International Fund.
         Statement of Additional Information for the LKCM International Fund. Part C
         Signature Page
         Exhibits

This filing is made to add one new series, the LKCM International Fund. No changes are hereby made to the prospectuses or statements of additional information of LKCM Small Cap Equity Fund, LKCM Equity Fund, LKCM Balanced Fund and LKCM Fixed Income Fund, the other four series of LKCM Fund.


                    CROSS REFERENCE SHEET FOR THE LKCM INTERNATIONAL FUND

Form N-1A Item Number                                          Location in Prospectus
---------------------                                          ----------------------

Item  1.     Cover Page                                        Cover Page
Item  2.     Synopsis                                          Prospectus Summary;
                                                               Fund Expenses
Item  3.     Condensed Financial Information                   Not Applicable
Item  4.     General Description of Registrant                 Investment Objective and Policies;
                                                               Investment Limitations; General Information
Item  5.     Management of the Fund                            Management
Item  6.     Capital Stock and Other Securities                Purchase of Shares; Redemption of Shares;
                                                               Valuation of Shares; Dividends, Other
                                                               Distributions, and Taxes; General
                                                               Information
Item  7.     Purchase of Securities Being Offered              Purchase of Shares; Valuation of Shares;
                                                               Shareholder Services
Item  8.     Redemption or Repurchase                          Redemption of Shares
Item  9.     Pending Legal Proceedings                         Not Applicable

                                                               Location in Statement
Form N-1A Item Number                                          of Additional Information
---------------------                                          -------------------------

Item 10.     Cover Page                                        Cover Page
Item 11.     Table of Contents                                 Table of Contents
Item 12.     General Information and History                   Investment Objective and Policies; General
                                                               Information
Item 13.     Investment Objectives and Policies                Investment Objective and Policies;
                                                               Investment Limitations
Item 14.     Management of the Fund                            Management
Item 15.     Control Persons and Principal Holders of          Management
             Securities
Item 16.     Investment Advisory and Other Services            Management
Item 17.     Brokerage Allocation and Other Practices          Portfolio Transactions and Brokerage
Item 18.     Capital Stock and Other Securities                General Information
Item 19.     Purchase, Redemption and Pricing of Securities    Purchase, Redemption, and Pricing of Shares
             Being Offered
Item 20.     Tax Status                                        Dividends, Other Distributions, and Taxes
Item 21.     Underwriters                                      Management
Item 22.     Calculations of Performance Data                  Performance Information
Item 23.     Financial Statements                              Not Applicable


Part C
------

Information required to be included in Part C is set forth under the appropriate item so numbered in Part C to this Registration Statement.

                                     PART A

                                    LKCM FUND

                         POST-EFFECTIVE AMENDMENT NO. 7


                             PRELIMINARY PROSPECTUS
                             DATED DECEMBER __,1997
                              SUBJECT TO COMPLETION

INFORMATION   CONTAINED  HEREIN  IS  SUBJECT  TO  COMPLETION  OR  AMENDMENT.   A
REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS PROSPECTUS SHALL NOT CONSTITUTE AN OFFER TO SELL OR THE SOLICITATION OF AN OFFER, SOLICITATION OR SALE OF THESE SECURITIES IN ANY STATE IN WHICH SUCH OFFER, SOLICITATION OR SALE WOULD BE UNLAWFUL PRIOR TO REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAWS OF ANY SUCH STATE.

--------------------------------------------------------------------------------
                                   LKCM FUNDS
--------------------------------------------------------------------------------

                               P R O S P E C T U S
                                December __, 1997

                             LKCM INTERNATIONAL FUND

                         301 COMMERCE STREET, SUITE 1600
                             FORT WORTH, TEXAS 76102
                        FOR INFORMATION CALL 800-688-LKCM

LKCM Funds (the "Trust") is an open-end, management investment company having five separate diversified portfolios (the "Funds"), each of which is treated as a separate mutual fund. This Prospectus describes one of these Funds, the LKCM International Fund (the "Fund"). The Trust also offers the following additional
Funds: LKCM Small Cap Equity Fund, LKCM Equity Fund, LKCM Balanced Fund and LKCM Fixed Income Fund, which are described in and offered through separate prospectuses.

The Fund's investment objective is to provide investors with a total return in excess of the total return of the Morgan Stanley Capital International Europe, Australasia, Far East Index. The Fund will seek to achieve this objective by investing primarily in equity and equity-related securities in non-U.S. markets and, to a limited extent, by investing in U.S. markets through the use of American Depository Receipts and similar instruments issued by non-U.S. corporations.

This Prospectus sets forth concisely information about the Fund that a prospective investor should know before investing. It should be retained for future reference. A Statement of Additional Information dated December __, 1997 containing additional information about the Trust and the Fund has been filed with the Securities and Exchange Commission (the "SEC"). The Statement of Additional Information, as it may be supplemented from time to time, is incorporated by reference into this Prospectus. A copy of the Statement of Additional Information may be obtained, without charge, by writing or calling the Trust at the address or telephone number shown above.

                                  --------------------------


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THE INVESTMENT COMPANY SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR ENDORSED OR GUARANTEED BY, ANY BANK OR BANK AFFILIATE AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (THE "FDIC'), THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVE OF THE FUND WILL BE ACHIEVED.

                                TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----

FUND EXPENSES.................................................................3
PROSPECTUS SUMMARY............................................................4
INVESTMENT OBJECTIVE AND POLICIES.............................................4
PERFORMANCE INFORMATION.......................................................5
SUBADVISER'S INVESTMENT PHILOSOPHY............................................5
INVESTMENT OBJECTIVES AND POLICIES............................................5
DESCRIPTION OF SECURITIES AND OTHER INVESTMENT POLICIES.......................6
INVESTMENT LIMITATIONS........................................................8
PURCHASE OF SHARES............................................................9
REDEMPTION OF SHARES.........................................................11
SHAREHOLDER SERVICES.........................................................12
VALUATION OF SHARES..........................................................13
DIVIDENDS, OTHER DISTRIBUTIONS, AND TAXES....................................13
MANAGEMENT...................................................................14
FUND TRANSACTIONS............................................................17
GENERAL INFORMATION..........................................................17





        NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS, OR IN THE STATEMENT OF ADDITIONAL INFORMATION, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR ITS REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUNDS OR THE DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUNDS OR THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                                  FUND EXPENSES

The following table illustrates the various expenses and fees that a shareholder of the Fund may incur either directly or indirectly. These fees and expenses are based on estimated amounts for the fiscal year ending December 31, 1998.

SHAREHOLDER TRANSACTION EXPENSES
================================================================================

    Sales Load Imposed on Purchases..................................... None
    Deferred Sales Load................................................. None
    Sales Load Imposed on Reinvested Dividends.......................... None
    Redemption Fees..................................................... None+
    Exchange Fees ...................................................... None


+ The Funds' transfer agent imposes a $12.00 fee for each wire redemption. SEE "REDEMPTION OF SHARES - BY TELEPHONE OR WIRE."

ANNUAL FUND OPERATING EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
================================================================================

    Investment Advisory Fee (after waivers)............................  0.00%
    12b-1 Fees.........................................................  None
    Other Expenses (after expenses reimbursements).....................  1.20%
     Total Operating Expenses (after waivers and expense reimbursements) 1.20%

For the fiscal year ending December 31, 1998, Luther King Capital Management Corporation, the investment adviser to the Fund (the "Adviser"), voluntarily has agreed to waive its advisory fees and/or reimburse operating expenses to the extent necessary to cap "Total Operating Expenses" at 1.20% for the Fund. "Other Expenses" have been estimated for the current fiscal year (because the Fund had not commenced operations as of the date of this Prospectus) and are presented net of any fee waivers and expense reimbursements. Absent these fee waivers and expense reimbursements, "Investment Advisory Fee" would be 1.00% and "Other Expenses" and "Total Operating Expenses" are estimated to be 2.20% and 3.20%, respectively. In addition to the fee waivers and expense reimbursements set forth above, the Adviser from time to time voluntarily may waive all or a portion of the Fund's advisory fee and/or reimburse expenses for the Fund. Any such waivers and/or reimbursements will have the effect of increasing investment returns for such periods. For additional information, SEE "MANAGEMENT - INVESTMENT ADVISER."

EXAMPLE
-------

You would pay the following expenses on a $1,000 investment over various time periods, assuming:

(1)  5% annual return and
(2)  redemption at the end of each time period:
==========================================================================

One Year......................................................... $12
Three Years...................................................... $37


THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES; ACTUAL FUND EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. THE ASSUMPTION IN THE EXAMPLE OF A 5% ANNUAL RETURN IS REQUIRED BY REGULATIONS OF THE SEC APPLICABLE TO ALL MUTUAL FUNDS. THE ASSUMED 5% ANNUAL RETURN IS A NOT A PREDICTION OF, AND DOES NOT REPRESENT, THE PROJECTED OR ACTUAL PERFORMANCE OF ANY FUND.

                               PROSPECTUS SUMMARY
THE FUND

        The Fund is an individual series of the Trust, which is an open-end, diversified, management investment company.

INVESTMENT OBJECTIVE AND POLICIES

        The Fund's investment objective is to provide investors with a total return in excess of the total return of the Morgan Stanley Capital International Europe, Australasia, Far East Index (the "EAFE Index"). The Fund will seek to achieve this objective by investing primarily in equity and equity-related securities in non-U.S. markets and, to a limited extent, by investing in U.S. markets through the use of American Depository Receipts and similar instruments issued by non-U.S. corporations.

INVESTMENT ADVISER

        Luther King Capital Management Corporation ("Adviser") serves as the investment adviser to the Fund. Founded in 1979, the Adviser provides investment counseling services to the Funds, employee benefit plans, endowment funds, foundations and high net-worth individuals. As of the date of this Prospectus, the Adviser had in excess of $5 billion in assets under management. SEE "MANAGEMENT--INVESTMENT ADVISER."

INVESTMENT SUBADVISER

        TT International Investment Management, doing business as TT International ("Subadviser"), is the investment subadviser to the Fund. Founded in 1993, the Subadviser offers investment counseling services to investment companies, pension plans, trusts and charitable organizations. As of the date of this Prospectus, the Subadviser had in excess of $1.5 billion in assets under management. SEE "MANAGEMENT - INVESTMENT SUBADVISER."

HOW TO INVEST

        Shares of the Fund are offered directly to investors without a sales commission at the net asset value of the Fund next determined after receipt of the order. Share purchases may be made by sending investments directly to the Fund, subject to acceptance by the Fund. The minimum initial investment is $10,000 and the minimum for subsequent investments is $1,000. The Trust's officers are authorized to waive the minimum initial and subsequent investment requirements. SEE "PURCHASE OF SHARES."

HOW TO REDEEM

        Shares of the Fund may be redeemed at any time at the net asset value of the Fund next determined after receipt of the redemption request. The redemption price may be more or less than the purchase price. SEE "REDEMPTION OF SHARES."

ADMINISTRATOR

        Firstar Trust Company provides the Funds with  administrative,  dividend
disbursing,      transfer     agency     and     custodial     services.     SEE
"MANAGEMENT--ADMINISTRATOR."

RISK FACTORS

        The investment policies of the Fund involve certain risks and considerations of which an investor should be aware. The portfolio securities held by the Funds and the value of the Funds' shares will fluctuate with market and other economic conditions, so that an investor's shares, when redeemed, may be worth more or less than their original cost. There can be no assurance that the Fund will achieve its investment objective. For a discussion of the Fund's risks, SEE "DESCRIPTION OF SECURITIES AND OTHER INVESTMENT POLICIES."

                             PERFORMANCE INFORMATION

        From time to time the Fund's total return may be quoted in advertisements or in communications to shareholders. Total return figures are based on historical earnings and are not intended to indicate future performance. The "average annual" total return shows the average percentage change in value of an investment in the Fund from the beginning date of the measuring period to the end of the measuring period. Such figures reflect changes in the price of the Fund's shares and assume that any income dividends and/or other distributions made by the Fund during the period were reinvested in additional shares of the Fund. Figures will be given for recent one, five- and ten-year periods (if applicable), and may be given for other periods as well (such as from commencement of the Fund's operations). When considering "average" total return figures for periods longer than one year, it is important to note that the Fund's annual total return for any one year in the period might have been greater or less than the average for the entire period. In addition to "average annual" total return, the Fund also may quote a "cumulative" total return for various periods representing the cumulative change in value of an investment in each Fund for a specific period (again reflecting changes in the Fund's share price and assuming reinvestment of dividends and other distributions).

      As of the date of this Prospectus, the Fund has no prior investment performance history. However, the Subadviser has managed several other private accounts with investment objectives, policies and strategies substantially similar to those of the Fund. From _______________, 19__ through September 30, 1997, these private accounts had a composite annualized total return of ___%. This performance does not represent the historical performance of the Fund and is not indicative of the Fund's future performance. Certain investment restrictions that apply to registered investment companies such as the Fund, and not applicable to the private accounts, may have adversely affected the performance results of the private account composite if these restrictions had been applicable.



                       SUBADVISER'S INVESTMENT PHILOSOPHY

        The Subadviser bases its approach to investment in international equity markets on its assessment of the political situation and economic fundamentals in the markets in which it invests. To implement its approach, the Subadviser utilizes a three-part stock selection process. First, the Subadviser seeks companies that display value in the form of assets or earnings. Second, the Subadviser seeks to verify its valuation through the use of various models and information obtained from academic or industrial experts. Finally, the Subadviser assesses the potential for realizing the value it has identified. Although the Subadviser seeks to outperform the EAFE Index, it does not attempt to track the country and sector weightings of the Index.


                       INVESTMENT OBJECTIVES AND POLICIES

        The Fund's investment objective is to provide investors with a total return in excess of the EAFE Index. The EAFE Index is an unmanaged index representing the market value weighted price of stocks of approximately 1100 companies screened for liquidity, cross-ownership, and industry representation and listed on major stock exchanges in Europe, Australasia and the Far East.

        The Fund will seek to achieve its objective by investing primarily in equity and equity-related securities in non-U.S. markets and, to a very limited extent, by investing in U.S. markets through the use of American Depository Receipts ("ADRs") and similar instruments issued by non-U.S. corporations. The Fund currently intends to focus its investments in securities of issuers located in Denmark, France, Germany, Hong Kong, Italy, Japan, the Netherlands, Sweden, Switzerland and the United Kingdom. This is a non-exclusive list of countries in which the Fund can invest, and the Fund expects to invest in issuers located in other countries as well. The Fund's investment objective is a fundamental policy and cannot be changed without the approval of a majority of the Fund's outstanding voting securities, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). There can be no assurance that the Fund's investment objective will be met.

        The Fund will invest primarily in equity securities that are listed on recognized exchanges. The Fund also can invest in related securities, including convertible bonds, warrants, equity and stock index futures contracts and options, investment grade debt securities and forward currency exchange contracts. In order to generate additional income, the Fund can lend its portfolio securities to qualified borrowers. In addition, the Fund can invest in cash and other short-term investment grade fixed income securities in order to maintain liquidity.

        In allocating the Fund's assets among the various securities markets of the world, the Subadviser will consider such factors as the condition and growth potential of the various economies and securities markets, currency and taxation considerations and other pertinent financial, social, national and political factors. Under certain adverse investment conditions, the Fund may restrict the number of securities markets in which its assets will be invested, although under normal market circumstances the Fund's investments will involve securities principally traded in at least three different countries. Otherwise, there are no prescribed limits on geographic asset distribution.

        For a discussion of certain risks and additional investment techniques associated with an investment in the Fund, SEE "DESCRIPTION OF SECURITIES AND OTHER INVESTMENT POLICIES" below and "INVESTMENT OBJECTIVES AND POLICIES" and "INVESTMENT LIMITATIONS" in the Statement of Additional Information.


                                       5A

                  DESCRIPTION OF SECURITIES AND OTHER INVESTMENT POLICIES


FOREIGN SECURITIES

        Investing in foreign issuers involves certain special considerations which are not typically associated with investing in U.S. issuers. Since the securities of foreign issuers are frequently denominated in foreign currencies, and since the Funds may temporarily hold invested reserves in bank deposits in foreign currencies, the Funds will be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and may incur costs in connection with conversions between various currencies. The investment policies of the Funds permit them to enter into forward foreign currency exchange contracts in order to hedge the Fund's holdings and commitments against changes in the level of future currency rates. Such contracts involve an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract.

        As foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards and practices comparable to those applicable to domestic companies, there may be less publicly available information about certain foreign companies than about domestic companies. Securities of some foreign companies are generally less liquid and more volatile than securities of comparable domestic companies. There is generally less government supervision and regulation of stock exchanges, brokers and listed companies than in the U.S. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect U.S. investments in those countries. Although the Fund will endeavor to achieve most favorable execution costs in their portfolio transactions, fixed commissions on many foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. In addition, it is expected that the expenses for custodian arrangements of the Fund's foreign securities will be somewhat greater than the expenses for the custodian arrangements for handling the U.S. securities of equal value.

        The governments of certain foreign countries may levy withholding or other taxes against dividend and interest income paid by citizens or corporations operating therein to investors in other countries. Although in some countries a portion of these taxes are recoverable, the non-recovered portion of foreign withholding taxes will reduce the income received from the companies comprising the holdings of the Fund. However, these foreign withholding taxes are not expected to have a significant impact on the Fund.


WHEN-ISSUED SECURITIES

        The Fund may purchase securities on a "when-issued" basis. In buying "when-issued" securities, the Fund commits to buy securities at a certain price even though the securities may not be delivered for up to 120 days or longer. No payment or delivery is made by the Fund in a "when-issued" transaction until the Fund receives payment or delivery from the other party to the transaction. Although the Fund receives no income from the above-described securities prior to delivery, the market value of such securities is still subject to change. As a consequence, it is possible that the market price of the securities at the time of delivery may be higher or lower than the purchase price. The Fund will maintain with Firstar Trust Company (the "Custodian") a separate account with the segregated portfolio of cash or liquid securities having an aggregate value, measured on a daily basis, at least equal to the amount of their outstanding forward commitments.


FORWARD FOREIGN CURRENCY TRANSACTIONS

        The Fund can buy and sell foreign currencies, foreign currency futures contracts and forward contracts in order to adjust the risk/return characteristics of the Fund's investment portfolio. A forward foreign currency contract is an agreement between the Fund and a contra party to buy or sell a specified currency at a specified price and future date. If a decline in the value of a particular currency relative to the U.S. dollar is anticipated, the Fund may enter into a futures contract or forward contract to sell that currency as a hedge. If it is anticipated that the value of a foreign currency will rise, the Fund may purchase a currency futures contract or forward contract to protect against an increase in the price of securities denominated in a particular currency that the Fund intends to purchase. These practices, however, may present risks different from or in addition to the risks associated with investments in foreign currencies.

        The Fund might not use any of the strategies described above, and there can be no assurance that any strategy used will succeed. If the Subadviser incorrectly forecasts stock market or currency exchange rates in utilizing a strategy for the Fund, the Fund would be in a better position if it had not hedged at all. Although futures contracts and forward contracts are intended to replicate movements in the cash markets for the securities and currencies in which the Fund invests without the large cash investments required for dealing in such markets, they may subject the Portfolio to additional risks. The principal risks associated with the use of futures and forward contracts are:
(1) imperfect correlation between movements in the market price of the portfolio investment or currency (held or intended to be purchased) being hedged and in the price of the futures contract or forward contract; (2) possible lack of a liquid secondary market for closing out futures or forward contract positions;
(3) the need for additional portfolio management skills and techniques; (4) the fact that, while hedging strategies can reduce the risk of loss, they can also reduce the opportunity for gain, or even result in losses, by offsetting favorable price movements in hedged investments; and (5) the possible inability of the Fund to purchase or sell a portfolio security at a time when it would otherwise be favorable for it to do so, or the possible need for the Fund to sell a security at a disadvantageous time, due to the need for the Fund to maintain "cover" or to segregate securities in connection with hedging transactions and the possible inability of the Fund to close out or liquidate a hedged position.

        For a hedge to be completely effective, the price change of the hedging instrument should equal the price change of the security or currency being hedged. Such equal price changes are not always possible because the investment underlying the hedging instrument may not be the same investment that is being hedged. The Subadviser will attempt to crease a closely correlated hedge, but hedging activity may not be completely successful in eliminating market value fluctuation. The ordinary spreads between prices in the case and futures markets, due to differences in the nature of those markets, are subject to distortion. Due to the possibility of distortion, a correct forecast of currency exchange rate or stock market trends by the Subadviser may still not result in a successful transaction. The Subadviser may be incorrect in its expectations as to the extent of various currency exchange rate or stock market movements or the time span within which the movement take place. Although hedging strategies are intended to reduce fluctuations in Fund net asset value the Fund nonetheless anticipates that its net asset value will fluctuate.

        In connection with these hedging strategies, the Subadviser may seek to hedge a foreign currency using a currency other than the U.S. dollar. In such instances, the Subadviser may sell the foreign currency in favor of a different foreign currency whose fundamentals are considered more attractive ("cross-hedging").


OPTIONS AND FUTURES CONTRACTS

        The Fund may invest in options, futures contracts and options on futures for hedging purposes, as well as to remain fully invested and to reduce transaction costs. Investing for the latter two purposes may be considered speculative. The Fund will not enter into futures contracts to the extent that the aggregate initial margin and the premiums required to establish those positions (excluding the amount by which options are "in-the-money" at the time of purchase) will exceed 5% of the value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into. (In general, a call option on a futures contract is "in-the-money" if the value of the underlying futures contract exceeds the strike, I.E., exercise, price of the call. A put option on a futures contract is "in-the-money" if the value of the underlying futures contract is exceeded by the strike price of the put.) This policy does not limit to 5% the percentage of the Fund's assets that are at risk in options, futures contracts and options on futures. For additional discussion of derivative instruments, see the Statement of Additional Information.

PORTFOLIO TURNOVER

        The Fund may sell a portfolio investment soon after its acquisition if the Subadviser believes that such disposition is consistent with attaining the investment objective of the Fund. Portfolio investments may be sold for a variety of reasons, such as a more favorable investment opportunity or other circumstances bearing on the desirability of continuing to hold such investments. A high rate of portfolio turnover (over 100%) may involve correspondingly greater brokerage commission expenses and other transaction costs, which must be borne directly by the Fund and ultimately by its shareholders. High portfolio turnover may result in the realization of substantial net capital gains; to the extent that net short-term capital gains are realized, distributions resulting from such gains will be ordinary income for federal tax purposes. The Subadviser estimates that the Fund's portfolio turnover rate for 1998 will be approximately 200%.


FIXED INCOME SECURITIES

        For liquidity purposes, temporary defensive purposes and/or pending investment, the Fund may invest without limit in cash or investment grade fixed income securities. The market value of such securities is generally inversely related to actual changes in interest rates, I.E., a decline in interest rates produces an increase in market value, while an increase in interest rates produces a decrease in market value of these securities. Moreover, the longer the remaining maturity of a security, the greater the effect of interest rate changes on the market value of the security. In addition, changes in the ability of an issuer to make payments of interest and principal and in the market's perception of an issuer's creditworthiness affect the market value of the fixed income securities of that issuer. The Fund will limit investments in fixed-income securities to those that are rated at the time of purchase as investment grade by a recognized rating organization, or, if unrated, are determined to be of equivalent quality by the Subadviser.


OTHER INVESTMENTS

        Although it has no current intention to do so, the Fund also may: lend its portfolio securities to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional income; enter into repurchase agreements with brokers, dealers or banks that meet the credit guidelines established by the Board of Trustees; invest up to 15% of its net assets in securities that are illiquid by virtue of the absence of a readily available market, or because of legal or contractual restrictions on resales; and invest up to 10% of its total assets in other investment companies. SEE THE STATEMENT OF ADDITIONAL INFORMATION FOR A FURTHER DESCRIPTION OF THESE PRACTICES.


                             INVESTMENT LIMITATIONS

        The Fund has adopted certain limitations designed to reduce its exposure to specific situations. Specifically, among other restrictions, the Fund may not:

               (a) with respect to 75% of its assets, invest more than 5% of its total assets in the securities of any single issuer (other than obligations issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities);

               (b) with respect to 75% of its assets, purchase more than 10% of any class of the outstanding voting securities of any issuer;

               (c) acquire any securities of companies within one industry if, as a result of such acquisition, more than 25% of the value of the Fund's total assets would be invested in securities of companies within such industry; provided, however, that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities;

               (d) make loans except (i) by purchasing debt securities in accordance with its investment objective and policies or entering into repurchase agreements; or (ii) by lending its portfolio securities to banks, brokers, dealers and other financial institutions, so long as such loans are not inconsistent with the 1940 Act or the rules and regulations or interpretations of the SEC thereunder;

               (e) borrow money, except (i) from banks and as a temporary measure for extraordinary or emergency purposes (not for leveraging or investment) or (ii) in connection with reverse repurchase agreements provided that (i) and (ii) in combination do not exceed 331/3% of the Fund's total assets (including the amount borrowed) less liabilities (exclusive of borrowings);

               (f) pledge, mortgage, or hypothecate any of its assets to an extent greater than 33 1/3% of their total assets at fair market value;

               (g) invest its assets in securities of any investment company, except by purchase in the open market involving only customary brokers' commissions or in connection with mergers, acquisitions of assets or consolidations and except as may otherwise be permitted by the 1940 Act; and

               (h) issue senior securities, except that this limitation shall not apply to: (i) evidence of indebtedness which the Fund is permitted to incur; (ii) shares of the separate classes or series of the Trust; or
        (iii) collateral arrangements with respect to currency-related contracts, futures contracts, options or other permitted investments, including deposits of initial and variation margin.

        Limitations (a), (b), (c), (d), (e) and (h) and certain other limitations described in the Statement of Additional Information are fundamental and may be changed only with the approval of the holders of a majority of the outstanding voting securities of the respective Fund (SEE "GENERAL INFORMATION--SHAREHOLDER APPROVAL"). The other investment limitations described here and in the Statement of Additional Information are not fundamental policies and the Board of Trustees of the Trust may change them without shareholder approval. With the exception of (e), if a percentage limitation on investment or utilization of assets as set forth above is adhered to at the time an investment is made, a later change in percentage resulting from changes in the value or total cost of the Fund's assets will not require the sale of securities.

                               PURCHASE OF SHARES

        Shares of the Fund can be purchased at the net asset value per share next determined after receipt of the purchase order. The Fund determines its net asset value as of the close of regular trading on the New York Stock Exchange ("NYSE") (normally 4:00 P.M. Eastern Time) each day that the NYSE is open for business. SEE "VALUATION OF SHARES."


INITIAL INVESTMENTS

        BY MAIL. Subject to acceptance by the applicable Fund, an account may be opened by completing and signing an Account Registration Form, and mailing it, together with a check ($10,000 minimum) payable to LKCM Funds, by regular mail to:

        LKCM Funds
        c/o Firstar Trust Company
        P.O. Box 701
        Milwaukee, Wisconsin  53201-0701

or by express, registered or certified mail to:

        LKCM  Funds
        c/o Firstar Trust Company
        615 East Michigan Street, 3rd Floor
        Milwaukee, Wisconsin  53202

        Subject to acceptance by the Fund, payment for the purchase of shares received by mail will be credited to your account at the net asset value per share of the Fund next determined after receipt. Such payment need not be converted into Federal Funds (monies credited to the Fund's Custodian by a Federal Reserve Bank) before acceptance by the Fund. Please note that purchases made by check are not permitted to be redeemed until payment of the purchase has been collected, which may take up to fifteen business days after purchase. The Trust will not accept cash, drafts or third party checks. In the event a check is not honored by the investor's bank, the investor will be liable for any loss sustained by the Trust, as well as a service charge imposed by the Transfer Agent in the amount of $20.

        BY WIRE. Subject to acceptance by the Fund, shares of the Fund may be purchased by wiring Federal Funds ($10,000 minimum) to the Fund's Custodian. To make an initial purchase by wire, investors should use the following procedures:

     . Telephone the Fund at 800-688-LKCM (option 1) for instructions and to receive an account number.

     .  Instruct a Federal Reserve System member bank to wire funds to:

     .   Firstar Bank
               ABA #0750-00022
        For credit to Firstar Trust Company
               Account #112-952-137
        For further credit to LKCM International  Fund
               Account #[Shareholder account number]

     . Notify the Fund by calling the telephone number listed above prior to 4:00 P.M. (Eastern Time) on the wire date.

     . Promptly complete and mail an Account Registration Form to the address shown above under purchases by mail.

        Federal Fund purchases will be accepted only on a day on which the Fund and the Custodian are open for business.


SUBSEQUENT INVESTMENTS

        Additional investments may be made at any time (minimum subsequent investment $1,000) by mailing a check payable to LKCM Funds to the address noted under "INITIAL INVESTMENTS--BY MAIL." Additional investments may also be made by instructing your bank to wire monies as outlined above and notifying the applicable Fund prior to 4:00 P.M. (Eastern Time) on the wire date.


OTHER PURCHASE INFORMATION

        Each Fund reserves the right, in its sole discretion, to suspend the offering of its shares, to reject any purchase order, or to waive any minimum investment requirements when, in the judgment of management, such action is in the best interests of the Fund.

        Purchases of each Fund's shares will be made in full and fractional shares of the Fund calculated to three decimal places. In the interest of economy and convenience, certificates for shares will not be issued except at the written request of the shareholder. Certificates for fractional shares, however, will not be issued.


AUTOMATIC INVESTMENT PROGRAM

        The Automatic Investment Program permits investors who own shares of a Fund with a value of $10,000 or more, to purchase shares (minimum of $100 per transaction) at regular intervals selected by the investor. Provided the investor's financial institution allows automatic withdrawals, shares are purchased by transferring funds from an investor's checking, bank money market or NOW account. The financial institution must be a member of the Automatic Clearing House network. There is no charge for this service. A $20 fee will be charged by the Transfer Agent if there are insufficient funds in the investor's account at the time of the scheduled transaction. At the investor's option, the account designated will be debited in the specified amount, and shares will be purchased on a specified day or days of a month.

       The Automatic Investment Program is one means by which an investor may use "Dollar Cost Averaging" in making investments. Instead of trying to time market performance, a fixed dollar amount is invested in shares at predetermined intervals. This may help investors to reduce their average cost per share because the agreed upon fixed investment amount allows more shares to be purchased during periods of lower share prices and fewer shares during periods of higher prices. In order to be effective, Dollar Cost Averaging should usually be followed on a sustained, consistent basis. Investors should be aware, however, that shares bought using Dollar Cost Averaging are purchased without regard to their price on the day of investment or market trends. In addition, while investors may find Dollar Cost Averaging to be beneficial, it will not prevent a loss if an investor ultimately redeems his or her shares at a price which is lower than their purchase price.

        To establish the Automatic Investment Program, an investor must complete the supplemental application contained in this Prospectus and mail it to Firstar Trust Company. An investor may cancel his or her participation in this Program or change the amount of purchase at any time by mailing written notification to:
Firstar Trust Company, P.O. Box 701, Milwaukee, Wisconsin 53201-0701. Notification will be effective three business days following receipt. The Trust may modify or terminate this privilege at any time or charge a service fee, although no such fee currently is contemplated. An investor may also implement the Dollar Cost Averaging method on his or her own initiative or through other entities.


                              REDEMPTION OF SHARES

        Shares of the Fund may be redeemed by mail, or, if authorized, by telephone or wire. No charge is made for redemptions, except with respect to wire redemptions. The value of shares redeemed may be more or less than the purchase price, depending on the market value of the investment securities held by the Fund.


BY MAIL

        The Fund will redeem its shares at the net asset value next determined after the request is received in "good order" (as defined below). On days that the NYSE is open for business, the net asset value per share of the Funds is determined as of the normal close of trading of the NYSE (currently 4:00 P.M. Eastern Time). Redemption requests should be sent to LKCM Funds, c/o Firstar Trust Company, P.O. Box 701, Milwaukee, Wisconsin, 53201-0701.

        To be in "good order", redemption requests must include the following documentation:

               (a) The share certificates, if issued;

               (b) A letter of instruction, if required, or a stock assignment specifying the number of shares or dollar amount to be redeemed, signed by all registered owners of the shares in the exact names in which they are registered;

               (c) Any required signature guarantees (SEE "SIGNATURE GUARANTEES" below); and

               (d) Other supporting legal documents, if required, in the case of estates, trusts, guardianships, custodianship, corporations, pension and profit sharing plans, and other organizations.

        SIGNATURE GUARANTEES. To protect your account, the Fund, and Firstar Trust Company from fraud, signature guarantees are required to enable the Funds to verify the identity of the person who has authorized a redemption from an account. Signature guarantees are required for (1) redemptions where the proceeds are to be sent to someone other than the registered shareholder(s) or the registered address, and (2) share transfer requests. Please contact the Funds at 800-688-LKCM (option 1) for further details.


BY TELEPHONE OR WIRE

        Investors who have so indicated on the Account Registration Form, or have subsequently arranged in writing to do so, may redeem shares by calling the Funds and requesting that the redemption proceeds be mailed to the primary registration address or wired directly to the investor's account at any commercial bank in the United States. The Funds' Transfer Agent imposes a $12.00 fee for each wire redemption which is deducted from the proceeds of the redemption. The redemption proceeds for an investor must be paid to the same bank and account as designated on the Account Registration Form or in written instructions subsequently received by the Funds.

        In order to arrange for redemption by wire or telephone after an account has been opened or to change the bank or account designated to receive redemption proceeds, an investor must send a written request to the Funds at the address listed above under "REDEMPTION OF SHARES--BY MAIL." Such requests must be signed by the investor, with signatures guaranteed (SEE "REDEMPTION OF SHARES--BY MAIL" above, for details regarding signature guarantees). Further documentation may be requested.

        The Fund reserves the right to refuse a wire or telephone redemption if it is believed advisable to do so. Procedures for redeeming shares by wire or telephone may be modified or terminated at any time. The Fund and its transfer agent will not be liable for any loss, liability, cost or expense for acting upon telephone instructions that are reasonably believed to be genuine. In attempting to confirm that telephone instructions are genuine, the Funds will use such procedures as are considered reasonable, including recording those instructions and requesting information as to account registration. To the extent that the Funds fail to use reasonable procedures as a basis for their belief, they may be liable for instructions that prove to be fraudulent or unauthorized.


OTHER REDEMPTION INFORMATION

        Payment of the redemption proceeds will be made within seven days after receipt of a redemption request in "good order" (as defined above under "REDEMPTION OF SHARES--BY Mail"). Redemption proceeds for shares of the `Funds purchased by check may not be distributed until payment for the purchase has been collected, which may take up to fifteen business days. Such funds are invested and earn dividends during this holding period. Shareholders can avoid this delay by utilizing the wire purchase option.

        Due to the relatively high cost of maintaining small accounts, the Fund reserves the right to redeem shares in any account for their then-current value (which will be promptly paid to the investor) if at any time, due to redemption by the investor, the shares in the account do not have a value of at least $1,000. A shareholder will receive advance notice of a mandatory redemption and will be given at least 30 days to bring the value of the account up to at least $1,000.

        The Funds may suspend the right of redemption or postpone the date of payment at times when the NYSE is closed (other than customary weekend and holiday closings) or under any emergency circumstances as determined by the SEC.

        The Trust has made an election with the SEC to pay in cash all redemptions requested by any shareholder of record limited in amount during any 90-day period to the lesser of $250,000 or 1% of the net assets of the Fund at the beginning of such period. Redemptions in excess of the above limits may be paid in whole or in part in investment securities or in cash, as the Trustees may deem advisable. Investors may incur brokerage charges on the sale of Fund securities so received in payment of redemptions.


                              SHAREHOLDER SERVICES


RETIREMENT PLANS

        The Fund makes available individual retirement account plans, including Simplified Employee Pension Plans, Individual Retirement Accounts ("IRAs") and IRA "Rollover Accounts," offered by Firstar Trust Company. Detailed information on these plans is available from the Fund by calling the Fund at 800-688-LKCM (option 1). Investors should consult with their own tax advisers before establishing a retirement plan.

TRANSFER OF REGISTRATION

        The registration of Fund shares may be transferred by writing to LKCM Funds, c/o Firstar Trust Company, P.O. Box 701, Milwaukee, Wisconsin, 53202-0701. As in the case of redemptions, the written request must be received in "good order" as defined above under "REDEMPTION OF SHARES--BY MAIL."


                               VALUATION OF SHARES

        Net asset value per share is computed by dividing the total value of the investments and other assets of the Fund, less any liabilities, by the total outstanding shares of the Fund. The net asset value per share is determined as of the normal close of the NYSE (currently 4:00 p.m. Eastern Time) on each day that the NYSE is open for business.

        Securities listed on a foreign exchange for which market quotations are readily available are valued at the latest quoted sales price available before the time when assets are valued. Quotations of foreign securities in foreign currency are converted to U.S. dollar equivalents using net foreign exchange quotations received from independent dealers at the time of valuation. Unlisted foreign securities are valued at fair value as determined in accordance with policies established by the Board of Trustees. Although the Fund values its assets in U.S. dollars on a daily basis, it does not intend to convert holdings of foreign currencies into U.S. dollars on a daily basis.

        Securities listed on a U.S. securities exchange or Nasdaq for which market quotations are readily available are valued at the last quoted sale price on the day the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded. Options, futures, unlisted U.S. securities and listed U.S. securities not traded on the valuation date for which market quotations are readily available are valued at the mean of the most recent quoted bid and asked price.

        Fixed-income securities (other than obligations having a maturity of 60 days or less) are normally valued on the basis of quotes obtained from pricing services, which take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Fixed-income securities purchased with remaining maturities of 60 days or less are valued at amortized cost if it reflects fair value. In the event that amortized cost does not reflect market, market prices as determined above will be used. Other assets and securities for which no quotations are readily available (including restricted securities) will be valued in good faith at fair value using methods determined by the Board of Trustees of the Trust.


                    DIVIDENDS, OTHER DISTRIBUTIONS, AND TAXES


DIVIDENDS AND OTHER DISTRIBUTIONS

        The Fund intends to declare and pay income dividends on a quarterly basis. The Fund intends to distribute net capital gains and net gains from foreign currency transactions, if any, on an annual basis in December. Dividends and other distributions, if any, will automatically be paid in additional shares of the Fund unless the shareholder elects otherwise. Such election must be made in writing to the Fund.


TAXES

        The Fund intends to qualify for taxation as a "regulated investment company" ("RIC") under the Internal Revenue Code of 1986, as amended, so that it will not be subject to federal income tax to the extent it distributes its income and gains to its shareholders. Dividends, whether paid in cash or reinvested in additional shares, from net investment income, net short-term capital gains and net gains from certain foreign currency transactions, if any, will be taxable to shareholders as ordinary income (unless a shareholder is exempt from income tax or entitled to a tax deferral) and will qualify, in part, for the 70% dividends-received deduction for corporations, but the portion of the Fund's dividends so qualified will depend on the aggregate qualifying dividend income received by the Fund from U.S. corporations.

        Distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss) are taxable to shareholders as long-term capital gain, whether paid in cash or additional shares, and regardless of the length of time the shares have been owned by the shareholder.

        Shareholders are notified annually as to the federal income tax status of dividends and other distributions paid by the Fund. The annual tax notice designates the portions of capital gain distributions that are subject to (1) the 20% maximum rate of tax (10% for investors in the 15% marginal tax bracket) enacted by the Taxpayer Relief Act of 1997 ("Tax Act"), which applies to non-corporate taxpayers' net capital gain on securities and other capital assets held for more than 18 months, and (2) the 28% maximum tax rate, applicable to such gain on capital assets held for more than one year and up to 18 months (which, prior to enactment of the Tax Act, applied to all such gain on capital assets held for more than one year). If a shareholder is not required to pay taxes on income, such shareholder generally is not required to pay federal income tax on the amounts distributed to him or her.

        Any dividends and capital gain distributions declared in December to shareholders of record on a date in that month will be deemed to have been paid by the Fund and received by those shareholders on December 31 if the distributions are paid before February 1 of the following year.

        When a shareholder redeems Fund shares, the redemption may result in a taxable gain or loss, depending on whether the redemption proceeds are more or less than the shareholder's adjusted basis for the shares. In addition, if Fund shares are bought within thirty days before or after selling other Fund shares at a loss, all or a portion of the loss will not be deductible and will increase the basis of the newly purchased shares. Capital gain on redeemed shares held for more than one year will be long-term capital gain, in which event it will be subject to federal income tax at the rates indicated above.

        The Fund is required by federal law to withhold 31% of reportable payments (which includes dividends, capital gain distributions and redemptions) payable to individuals and certain other non-corporate shareholders who have not complied with certain federal income tax regulations. In order to avoid this withholding requirement, you must certify on the Account Registration Form that your Social Security or other taxpayer identification number provided is correct and that you are not currently subject to back-up withholding, or that you are exempt from back-up withholding.

        Dividends and other distributions declared by the Fund, as well as redemptions of shares, also may be subject to state and local taxes.

        The foregoing summarizes some of the important income tax considerations generally affecting the Fund and its shareholders. POTENTIAL INVESTORS IN THE FUND SHOULD CONSULT THEIR TAX ADVISERS WITH SPECIFIC REFERENCE TO THEIR OWN TAX SITUATION.


                                   MANAGEMENT

INVESTMENT ADVISER

        Luther King Capital Management Corporation (the "Adviser"), 301 Commerce Street, Suite 1600, Fort Worth, Texas, 76102, serves as the investment adviser to the Trust. The Adviser was founded in 1979 and provides investment counseling services to employee benefit plans, endowment funds, foundations, common trust funds, and high net-worth individuals. As of the date of this Prospectus, the Adviser had in excess of $5 billion in assets under management. J. Luther King, Jr. is the controlling shareholder of the Adviser.

        Pursuant to an Investment Advisory Agreement ("Advisory Agreement") with the Fund, the Adviser, subject to the control and supervision of the Trust's Board of Trustees and in conformance with the stated investment objectives and policies of the Fund, manages the investment and reinvestment of the assets of the Fund. In this regard, it is the responsibility of the Adviser to make investment decisions for the Fund and to place the Fund's purchase and sales orders or, subject to any approvals required by the 1940 Act, to delegate its duty to make investment decisions and to place purchase and sales orders to one or more investment subadvisers with respect to some or all of the Fund's assets. In the event of such a delegation, the Adviser is obligated to monitor the activities of the subadvisers, review the activities of the subadvisers to ensure compliance with applicable investment objectives and guidelines, render such reports to the Board of Trustees as may be requested and provide to the subadvisers such advice as they may reasonably request. As described below, the Adviser has exercised its authority to delegate certain duties with respect to all of the Fund's assets to a subadviser.

        As compensation for the services rendered by the Adviser under the Advisory Agreement, the Fund pays the Adviser an advisory fee calculated by applying a quarterly rate, equal on an annual basis to 1.00% of the Fund's average daily net assets for the quarter. The Adviser -- and not the Fund -- is solely responsible for paying the fees of any subadvisers to whom the Adviser delegates any duties as described above. For the fiscal year ended December 31, 1998, the Adviser voluntarily has agreed to waive its advisory fee and/or reimburse the Fund's operating expenses to the extend necessary to ensure that the Fund's total operating expenses do not exceed 1.20%. Thereafter, the Adviser, at its discretion, from time to time may waive advisory fees and/or reimburse expenses for the Fund. Any waivers and/or reimbursements will have the effect of lowering the overall expense ratio for the Fund and increasing its overall return to investors at the time any such amounts are waived and/or reimbursed.

        Certain managed account clients of the Adviser may purchase shares of the Funds. To avoid the imposition of duplicative fees, the Adviser may make adjustments in the management fees charged separately by the Adviser to these clients to offset the generally higher level of management fees and expenses resulting from a client's investment in the Funds.


INVESTMENT SUBADVISER

        TT International Investment Management, doing business as TT International, 5 Martin Lane, London, England EC4R ODP, serves as the investment subadviser to the Fund. The Subadviser was founded in 1993 and offers investment counseling services to investment companies, pension plans, trusts and charitable organizations. As of the date of this Prospectus, the Subadviser had in excess of $1.5 billion in assets under management. The Subadviser is registered as an investment adviser under the Investment Advisers Act of 1940 and is authorized to conduct its investment business in the United Kingdom by the Investment Management Regulatory Organization Limited (IMRO).

        Pursuant to an Investment Subadvisory Agreement ("Subadvisory Agreement") entered into between the Adviser and the Subadviser, the Subadviser is responsible for making investment decisions for the Fund and placing purchase and sale orders. These responsibilities are subject to the control and supervision of the Fund's Board of Trustees and the Adviser and must be in accordance with the Fund's stated investment objective and policies. As compensation for services rendered by the Subadviser, the Adviser -- and not the Fund -- pays the Subadviser a subadvisory fee calculated by applying a quarterly rate, equal on an annual basis to .50% of the Fund's average daily net assets for the quarter. To the extent that the advisory fee received by the Adviser is reduced pursuant to the fee waiver and/or expense reimbursement arrangements described above, the subadvisory fee to be paid to the Subadviser will be reduced proportionately. However, the Subadviser will have no obligation to otherwise reimburse the Fund in order to maintain the operating expense limitations described above.


PORTFOLIO MANAGERS

        The co-managers of the Fund and their backgrounds are as follows:

        TIMOTHY ALEXANDER TACCHI has been the Controlling Partner of the Subadviser since its formation in 1993. Previously, he was the sole proprietor of the Subadviser's predecessor firm (1988-1993), and an Investment Manager at Fidelity International Investment Advisers Ltd. (1983-1988).

        JAMES ELLIOT TONNER has been a Partner and Investment Manager at the Subadviser since 1993. Previously, he was an Investment Manager at Chemical Investment Group (1989-90) and President of Fidelity International Investment Advisers Ltd. (1976-1988).

        DUNCAN NEIL ROBERTSON has been an Investment Manager at the Subadviser since 1996. Previously he was Chief Executive Officer of Dah Sing M&G Asset Management (1995-96) and Director of M&G Investment Management (1972-1995).

        PAULINE SAU NGOR PONG has been an Investment Manager at the Subadviser since 1996. Previously, she was a Portfolio Manager at Dah Sing M&G Asset Management (1984-1996) and Gartmore [Management] (19__-1984).

ADMINISTRATOR

        Firstar Trust Company (the "Administrator") provides the Fund with administrative and fund accounting and dividend services pursuant to a Fund Administration Agreement and a Fund Accounting Service Agreement. The services under these Agreements are subject to the supervision of the Board of Trustees of the Trust and its officers, and include day-to-day administration of matters necessary to the Fund's operations, maintenance of its records, preparation of reports, compliance testing of the Fund's activities, and preparation of periodic updates of the registration statement under federal and state laws. For the foregoing, the Administrator receives from the Fund a fee, paid monthly at an annual rate of 0.06% of the Trust's first $200 million of average aggregate daily net assets, plus 0.05% of the Trust's next $500 million of average aggregate daily net assets, plus 0.03% of the Trust's average aggregate daily net assets in excess of $700 million. Notwithstanding the foregoing, the minimum annual fee payable to the Administrator by the Funds is $20,000 per Fund subject to a 10% discount in the first year or until the Fund reaches $10 million in net assets, whichever comes first. The Administrator is located at 615 East Michigan Street, Milwaukee, Wisconsin, 53202.

        From time to time, subject to review by the Board of Trustees of the Trust, the Administrator may make certain adjustments to the fees it is entitled to receive from the Fund pursuant to the Fund Administration Agreement.


TRUSTEES

        The Board of Trustees of the Trust has overall responsibility for the management of the Fund. The officers of the Trust conduct and supervise its daily business. Each Trustee who is not also an officer or affiliated person receives an annual fee plus a meeting fee for each meeting attended and is reimbursed for expenses incurred in attending Board meetings. Trustees who are also officers or affiliated persons receive no remuneration for their service as Trustees. The Trust's officers and employees are paid by the Adviser or the Administrator.

        The following is a list of the Trustees of the Trust and a brief statement of their present positions and principal occupations during the past five years:

        J. LUTHER KING, JR., Chairman of the Board of Trustees and President and Manager of the Trust; President, Luther King Capital Management Corporation.

        H. KIRK DOWNEY, Trustee; Dean, M. J. Neeley School of Business, Texas Christian University Business School.

        EARLE A. SHIELDS, JR., Trustee; Consultant; and formerly Consultant for NASDAQ Corp. and Vice President of Merrill Lynch & Co., Inc.

DISTRIBUTOR

        Shares of the Fund are distributed through First Data Distributor, Inc. (the "Distributor"), 4400 Computer Drive, Westborough, Massachusetts, 01581, a registered broker-dealer. Jacqui Brownfield, an employee of the Adviser and an officer of the LKCM Funds, is a registered representative of the Distributor.


FUND EXPENSES

        The Fund is responsible for its own expenses, including: interest charges; taxes; brokerage commissions; organizational expenses; expenses of the registering or qualifying shares for sale with the states and the Securities and

Exchange Commission ("SEC"); expenses of issue, sale, repurchase, or redemption of shares; expenses of printing and distributing reports and prospectuses to existing shareholders; charges of custodians; expenses for accounting, administrative, audit, and legal services; fees for outside directors; expenses of fidelity bond coverage and other insurance; expenses of indemnification; extraordinary expenses; and costs of shareholder and director meetings.


                                FUND TRANSACTIONS

        The Investment Subadvisory Agreement authorizes the Subadviser to select the brokers or dealers that will execute the purchases and sales of investment securities for the Fund and directs the Subadviser to use its best efforts to obtain the best available price and most favorable execution with respect to all transactions for each Fund.

        It is not the Subadviser's practice to allocate brokerage or principal business on the basis of sales of shares which may be made through intermediary broker-dealers. However, the Subadviser may place orders with qualified broker-dealers who recommend the Funds or who act as agents in the purchase of shares of the Fund for their clients.

        Some securities considered for investment by the Fund may also be appropriate for other clients served by the Subadviser. If the purchase or sale of securities consistent with the investment policies of the Funds and one or more of these other clients served by the Adviser is considered at or about the same time, transactions in such securities will be allocated among the Funds and clients in a manner deemed fair and reasonable by the Subadviser. The various allocation methods used by the Subadviser, and the results of such allocations, are subject to periodic review by the Board of Trustees of the Funds.


                               GENERAL INFORMATION


DESCRIPTION OF SHARES AND VOTING RIGHTS

        The Fund is a series of LKCM Funds, which was established as a Delaware business trust by a Declaration of Trust dated February 10, 1994. The Trust is authorized to issue an unlimited number of shares of beneficial interest, without par value, from an unlimited number of series of shares. Currently, the Trust offers five series. The shares have non-cumulative voting rights, meaning that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees if they choose to do so. A shareholder is entitled to one vote for each full share held (and a fractional vote for each fractional share held), then standing in his or her name on the books of the Fund.

        The Fund is not required, and does not intend, to hold regular annual shareholder meetings. The Fund may hold special meetings for consideration of proposals requiring shareholder approval, such as changing fundamental policies, or upon the written request of 10% of the Trust's shares to replace their Trustees. The Fund will assist in shareholder communication in such matters to the extent required by law. As of December 31, 1997 the Adviser was the sole shareholder.


SHAREHOLDER APPROVAL

        Other than election of Trustees, which is by plurality, any matter for which shareholder approval is required by the 1940 Act requires the affirmative vote of at least a majority of the outstanding voting securities of the affected Fund or Funds at a meeting called for the purpose of considering such approval. A majority of a Fund's outstanding voting securities is the lesser of (1) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are present in person or by proxy or (2) more than 50% of the outstanding shares.


CUSTODIAN

        Firstar Trust Company serves as Custodian of the Trust's assets.

DIVIDEND DISBURSING AND TRANSFER AGENT

         Firstar Trust Company, 615 East Michigan Street, Milwaukee, Wisconsin, 53202, acts as Dividend Disbursing and Transfer Agent for the Funds.


REPORTS

        Shareholders receive semi-annual and annual financial statements. Annual
financial   statements  are  audited  by  Deloitte  &  Touche  LLP,  independent accountants, 411 East Wisconsin Avenue, Milwaukee, Wisconsin, 53202.

                                   LKCM FUNDS

                           THE LKCM INTERNATIONAL FUND



                         301 COMMERCE STREET, SUITE 1600
                             FORT WORTH, TEXAS 76102
                                  800-688-LKCM


                                   PROSPECTUS

                                DECEMBER __, 1997



                               INVESTMENT ADVISER
                   LUTHER KING CAPITAL MANAGEMENT CORPORATION
                         301 COMMERCE STREET, SUITE 1600
                             FORT WORTH, TEXAS 76102

                                     Part B

                                   LKCM FUNDS

                         POST-EFFECTIVE AMENDMENT NO. 7

                 PRELIMINARY STATEMENT OF ADDITIONAL INFORMATION

                            DATED DECEMBER ___, 1997

                              SUBJECT TO COMPLETION



INFORMATION   CONTAINED  HEREIN  IS  SUBJECT  TO  COMPLETION  OR  AMENDMENT.   A
REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS PROSPECTUS SHALL NOT CONSTITUTE AN OFFER TO SELL OR THE SOLICITATION OF AN OFFER, SOLICITATION OR SALE OF THESE SECURITIES IN ANY STATE IN WHICH SUCH OFFER, SOLICITATION OR SALE WOULD BE UNLAWFUL PRIOR TO REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAWS OF ANY SUCH STATE.

                                   LKCM FUNDS



                             LKCM INTERNATIONAL FUND


                         301 COMMERCE STREET, SUITE 1600
                             FORT WORTH, TEXAS 76102










                       STATEMENT OF ADDITIONAL INFORMATION

                                DECEMBER __, 1997









THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS OF THE LKCM INTERNATIONAL FUND DATED DECEMBER __, 1997, AS SUCH PROSPECTUS MAY BE SUPPLEMENTED OR REVISED FROM TIME TO TIME. A COPY OF THE PROSPECTUS MAY BE OBTAINED WITHOUT CHARGE BY CALLING THE LKCM FUNDS AT (800) 688-LKCM (OPTION 1).

                                TABLE OF CONTENTS

                                                                           PAGE
                                                                           ----

INVESTMENT OBJECTIVE AND POLICIES.............................................4
  EQUITY SECURITIES...........................................................4
    PREFERRED STOCK...........................................................4
    WARRANTS AND RIGHTS.......................................................4
    CONVERTIBLE SECURITIES....................................................4
  FIXED INCOME SECURITIES.....................................................4
    U.S. GOVERNMENT SECURITIES................................................4
    CORPORATE DEBT SECURITIES.................................................5
  DERIVATIVE INSTRUMENTS......................................................5
    OPTIONS...................................................................5
    OPTIONS ON FOREIGN CURRENCIES.............................................6
    FUTURES CONTRACTS.........................................................7
    FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS...............................7
    RISK FACTORS IN FUTURES TRANSACTIONS......................................8
    RISKS OF OPTIONS ON FUTURES, FORWARD CONTRACTS, AND OPTIONS ON FOREIGN
          CURRENCIES..........................................................9
    COMBINED TRANSACTIONS.....................................................9
    ASSET COVERAGE FOR FUTURES AND OPTIONS POSITIONS..........................9
  ILLIQUID INVESTMENTS AND RESTRICTED SECURITIES.............................10
    ILLIQUID INVESTMENTS.....................................................10
    RESTRICTED SECURITIES....................................................10
  SECURITIES LENDING.........................................................10
  REPURCHASE AGREEMENTS......................................................11
  OTHER INVESTMENT COMPANIES.................................................11
INVESTMENT LIMITATIONS.......................................................11
MANAGEMENT...................................................................13
  INVESTMENT ADVISER.........................................................13
  INVESTMENT SUBADVISER......................................................13
  CUSTODIAN..................................................................13
  DISTRIBUTOR................................................................13
  TRUSTEES AND OFFICERS......................................................14
  PRINCIPAL SHAREHOLDERS.....................................................14
PORTFOLIO TRANSACTIONS AND BROKERAGE.........................................14
PURCHASE, REDEMPTION, AND PRICING OF SHARES..................................15
  PURCHASE OF SHARES.........................................................15
  REDEMPTION OF SHARES.......................................................15
  PRICING OF SHARES..........................................................16
DIVIDENDS, OTHER DISTRIBUTIONS, AND TAXES....................................16
  GENERAL....................................................................16
  TAXES - INVESTMENTS IN FOREIGN SECURITIES..................................17
PERFORMANCE INFORMATION......................................................18
  TOTAL RETURN...............................................................18
  OTHER INFORMATION..........................................................18
  COMPARISON OF FUND PERFORMANCE.............................................18
GENERAL INFORMATION..........................................................19
  DESCRIPTION OF SHARES AND VOTING RIGHTS....................................19
  SHAREHOLDER AND TRUSTEE LIABILITY..........................................19

  AUDITORS...................................................................20
  CODE OF ETHICS.............................................................20


NO  PERSON  HAS  BEEN  AUTHORIZED  TO  GIVE  ANY  INFORMATION  OR  TO  MAKE  ANY
REPRESENTATIONS OTHER THAN THESE CONTAINED IN THIS STATEMENT OF ADDITIONAL INFORMATION AND THE PROSPECTUS DATED DECEMBER __, 1997, AND IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MAY NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND.

THIS STATEMENT OF ADDITIONAL INFORMATION DOES NOT CONSTITUTE AN OFFER TO SELL SECURITIES.

                        INVESTMENT OBJECTIVE AND POLICIES

        The investment objective and policies of LKCM International Fund (the "Fund") are described in detail in the Prospectus under the captions "Investment Objective and Policies" and "Description of Securities and Other Investment Policies."


EQUITY SECURITIES

        The equity securities in which the Fund may invest include common stocks, preferred stocks, warrants and rights, and debt securities convertible into or exchangeable for common stock or other equity securities.

        PREFERRED STOCK. Preferred stock offers a stated dividend rate payable from the corporation's earnings. These preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline. The rights of preferred stocks are generally subordinate to rights associated with a corporation's debt securities. Dividends on some preferred stock may be "cumulative" if stated dividends from prior periods have not been paid. Preferred stock also generally has a preference over common stock on the distribution of a corporation's assets in the event of liquidation of the corporation, and may be "participating," which means that it may be entitled to a dividend exceeding the stated dividend in certain cases. The rights of preferred stocks are generally subordinate to rights associated with a corporation's debt securities.

        WARRANTS AND RIGHTS. Warrants are options to purchase equity securities at specific prices valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities. Rights are similar to warrants but normally have a short duration and are distributed by the issuer to its shareholders. Warrants and rights have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

        CONVERTIBLE SECURITIES. A convertible security is a bond, debenture, note, or other security that entitles the holder to acquire common stock or other equity securities of the same or a different issuer. A convertible security generally entitles the holder to receive interest paid or accrued until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to nonconvertible debt securities. Convertible securities rank senior to common stock in a corporation's capital structure and, therefore, generally entail less risk that the corporation's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed-income security. A convertible security may be subject to redemption at the option of the issuer at a predetermined price. If a convertible security held by a Fund is called for redemption, the Fund would be required to permit the issuer to redeem the security and convert it to underlying common stock, or would sell the convertible security to a third party.


FIXED INCOME SECURITIES

        The fixed-income securities in which the Funds may invest include U.S. Government securities and corporate debt.

        U.S. GOVERNMENT SECURITIES. U.S. Government agencies or instrumentalities that issue or guarantee securities include, but are not limited to, the Federal National Mortgage Association ("FNMA"), Government National Mortgage Association ("GNMA"), Federal Home Loan Banks, Federal Home Loan Mortgage Corporation ("FHLMC"), Federal Intermediate Credit Banks, Federal Land Banks, Tennessee Valley Authority, Inter-American Development Bank, Asian Development Bank, Student Loan Marketing Association ("SLMA") and the International Bank for Reconstruction and Development.

        Except for U.S. Treasury securities, obligations of U.S. Government agencies and instrumentalities may or may not be supported by the full faith and credit of the United States. Some are backed by the right of the issuer to borrow from the Treasury; others by discretionary authority of the U.S. Government to purchase the agencies' obligations; while still others, such as the SLMA, are supported only by the credit of the instrumentality. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment. Each Fund will invest in securities of such agencies or instrumentalities only when the Adviser is satisfied that the credit risk is acceptable.

        The Funds may invest in component parts of U.S. Treasury notes or bonds, namely either the corpus (principal) of such Treasury obligations or one of the interest payments scheduled to be paid on such obligations. These obligations may take the form of: (1) Treasury obligations from which the interest coupons have been stripped; (2) the interest coupons that are stripped; (3) book-entries at a Federal Reserve member bank representing ownership of Treasury obligation components; or (4) receipts evidencing the component parts (corpus or coupons) of Treasury obligations that have not actually been stripped. Such receipts evidence ownership of component parts of Treasury obligations ( corpus or coupons) purchased by a third party (typically an investment banking firm) and held on behalf of the third party in physical or book-entry form by a major commercial bank or trust company pursuant to a custody agreement with the third party. These custodial receipts are known by various names, including "Treasury Receipts," "Treasury Investment Growth Receipts" ("TIGRs") and "Certificates of Accrual on Treasury Securities" ("CATs"), and are not issued by the U.S. Treasury; therefore they are not U.S. Government securities, although the underlying bonds represented by these receipts are debt obligations of the U.S. Treasury.

        CORPORATE DEBT SECURITIES. The Fund's investments in U.S. dollar or foreign currency-denominated corporate debt securities of domestic or foreign issuers are limited to investment grade corporate debt securities (corporate bonds, debentures, notes and other similar corporate debt instruments). The rate of return or return of principal on some debt obligations may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies.


DERIVATIVE INSTRUMENTS

        In pursuing its investment objectives, the Fund may purchase and sell (write) options on securities, securities indices, and foreign currencies and enter into interest rate, foreign currency and index futures contracts and purchase and sell options on such futures contracts and enter into forward foreign currency exchange contracts for hedging purposes.

        OPTIONS. An option is a legal contract that gives the holder the right to buy or sell a specified amount of the underlying instrument at a fixed or determinable price upon the exercise of the option. A call option conveys the right to buy, in return for a premium paid, and a put option conveys the right, in return for a premium, to sell a specified quantity of the underlying instrument. Options on indices are settled in cash and gain or loss depends on changes in the index in question rather than on price movement in individual securities.

        There are certain risks associated with transactions in options on securities and on indices. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when, and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

        There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position. If the Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless. If the Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise. As the writer of a covered call option, the Fund forgoes, during the life of the option, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call.

        If trading were suspended in an option purchased by the Fund, the Fund would not be able to close out the option. If restrictions on exercise were imposed, the Fund might be unable to exercise an option it has purchased. Except to the extent that a call option on an index written by the Fund is covered by an option on the same index purchased by the Fund, movements in the index may result in a loss to the Fund; however, such losses may be mitigated by changes in the value of the Fund's securities during the period the option was outstanding.

        The Fund is authorized to purchase and sell over-the-counter options ("OTC Options") in addition to exchange listed options. OTC Options are purchased from or sold to securities dealers, financial institutions or other parties ("Counterparties") through direct bilateral agreement with the
Counterparty. In contrast to exchange listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC Option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation between the parties. A Fund will only sell OTC Options that are subject to a buy-back provision permitting the Fund to require the Counterparty to sell the option back to the Fund at a formula price within seven days. The Funds expect generally to enter into OTC Options that have cash settlement provisions, although they are not required to do so.

        There is no central clearing or guaranty function in an OTC Option. As a result, if the Counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC Option it has entered into with a Fund or fails to make a cash settlement payment due in accordance with the terms of the option, the Fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, the Adviser must assess the creditworthiness of each such Counterparty or any guarantor of credit enhancement of the Counterparty's credit to determine the likelihood that the terms of the OTC Option will be satisfied. The Funds will engage in OTC Option transactions only with U.S. government securities dealers recognized by the Federal Reserve Bank of New York as "primary dealers", or broker dealers, domestic or foreign banks or other financial institutions which have received (or the guarantors of the obligation of which have received) a short-term credit rating of "A-1" from S&P's or "P-1" from Moody's or an equivalent rating from any other NRSRO.

        OPTIONS ON FOREIGN CURRENCIES. The Fund may purchase and write options on foreign currencies for hedging purposes. For example, a decline in the dollar value of a foreign currency in which portfolio securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of portfolio securities, the Fund may purchase put options on the foreign currency. If the value of the currency does decline, the Fund will have the right to sell such currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on its portfolio which otherwise would have resulted.

        Conversely, where a rise in the dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, the Fund may purchase call options on the currency involved. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to the Fund deriving from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, the Fund could sustain losses on transaction in foreign currency options which would require it to forego a portion or all of the benefits of advantageous changes in such rates.

        The Fund can write options on foreign currencies for the same types of hedging purposes. For example, where the Fund anticipates a decline in the dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, write a call option on the relevant currency. If the anticipated decline occurs, the option will most likely not be exercised, and the diminution in value of portfolio securities will be offset by the amount of the premium received.

        Similarly, instead of purchasing a call option to hedge against an anticipated increase in the dollar cost of securities to be acquired, the Fund could write a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow the Fund to hedge such increased cost up to the amount of the premium. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if exchange rates move in the expected direction. If this does not occur, the option may be exercised and the Fund would be required to purchase or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the writing of options on foreign currencies, a Fund also may be required to forego all or a portion of the benefits which might otherwise have been obtained from favorable movements in exchange rates.

        The Fund can write covered call options on foreign currencies. A call option written on a foreign currency by the Fund is "covered" if the Fund owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by the Funds' custodian) upon conversion or exchange of other foreign currency held in its portfolio. A call option is also covered if the Fund has a call on the same foreign currency and in the same principal amount as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the difference is maintained by the Fund in cash, or liquid assets in a segregated account with the custodian.

        The Fund also can write call options on foreign currencies for cross-hedging purposes. A call option on a foreign currency is for cross-hedging purposes if it is designed to provide a hedge against a decline in the U.S. dollar value of a security which the Fund owns or has the right to acquire and which is denominated in the currency underlying the option due to an adverse change in the exchange rate. In such circumstances, the Fund will collateralize the option by maintaining in a segregated account with the custodian, cash or liquid assets in an amount not less than the value of the underlying foreign currency in U.S. dollars marked-to-market daily.

        FUTURES CONTRACTS. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security currency on index at a specified future time and at a specified price. Futures contracts which are standardized as to maturity date and underlying financial instrument are traded on national futures exchanges. Futures exchanges and trading in the United States are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission ("CFTC").

        Although futures contracts by their terms call for actual delivery or acceptance of the underlying securities or currency, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Closing out an open futures position is done by taking an opposite position ("buying" a contract which has previously been "sold" or "selling" a contract previously "purchased") in an identical contract to terminate the position. Brokerage commissions are incurred when a futures contract is bought or sold. Futures contracts on indices are settled in cash.

        Futures traders are required to make a good faith margin deposit in cash or acceptable securities with a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying securities) if it is not terminated prior to the specified delivery date. Initial margin requirements are established by the futures exchange and may be changed. Brokers may establish deposit requirements which are higher than the exchange minimums.

        After a futures contract position is opened, the value of the contract is marked-to-market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional "variation" margin will be required. Conversely, a change in the contract value may reduce the required variation margin, resulting in a repayment of excess variation margin to the contract holder. Variation margin payments are made to and from the futures broker for as long as the contract remains open.

        Regulations of the CFTC applicable to the Fund require that it use futures contracts and options on futures contracts only for bona fide hedging purposes, or to the extent that the Fund's futures and options on futures positions are for other than bona fide hedging purposes, as described by the CFTC, the aggregate initial margins and premiums required to establish such non-bona fide hedging positions other than the "in-the-money" amount in the case of options that are "in-the-money" at the time of purchase, may not exceed 5% of the Fund's net assets. Adherence to these guidelines does not limit the Fund's risk to 5% of the Fund's assets. The Fund will only sell futures contracts to protect securities owned by it against price declines or purchase contracts to protect against an increase in the price of securities it intends to purchase. Although techniques other than the sale and purchase of futures contracts could be used to control the Fund's exposure to market fluctuations, the use of futures contracts may be a more effective means of hedging this exposure. While the Fund will incur commission expenses in both opening and closing out futures positions, these costs may be lower than transaction costs incurred in the purchase and sale of the underlying securities.

        FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. A forward foreign currency exchange contract ("Forward Contract") is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders, usually large commercial banks, and their customers. The Fund can use Forward Contracts to manage currency risks and to facilitate transactions in foreign securities. The following discussion summarizes the principal currency management strategies involving Forward Contracts that the Funds may use.

        In connection with purchases and sales of securities denominated in foreign currencies, the Funds may enter into Forward Contracts to fix a definite price for the purchase or sale in advance of the trade's settlement date ("transaction hedge" or "settlement hedge").

        The Fund also can use Forward Contracts to hedge against a decline in the value of existing investments denominated in foreign currency. For example, if a Fund owned securities denominated in pounds sterling, it could enter into a forward contract to sell pounds sterling in return for U.S. dollars to hedge against possible declines in the pound's value ("position hedge"). A position hedge would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. The Fund could also hedge the position by selling another currency expected to perform similarly to the pound sterling ("proxy hedge"). A proxy hedge could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a simple hedge into U. S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

        The Fund's custodian will place cash or other liquid assets in a separate account having a value equal to the aggregate amount of the Fund's commitments under Forward Contracts entered into with respect to position hedges and proxy-hedges. If the value of the assets placed in a segregated account declines, additional cash or liquid assets will be placed in the account on a daily basis so that the value of the account will equal the amount of the Fund's commitments with respect to such contracts. Alternatively, the Fund can purchase a call option permitting the Fund to purchase the amount of foreign currency being hedged by a forward sale contract at a price no higher than the Forward Contract price or the Fund can purchase a put option permitting the Fund to sell the amount of foreign currency subject to a forward purchase contract at a price as high or higher than the Forward Contract price. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts.

        RISK FACTORS IN FUTURES TRANSACTIONS. Positions in futures contracts may be closed out only on an exchange which provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, the Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, the Fund may be required to make delivery of the instruments underlying futures contracts it holds. The inability to close options and futures positions also could have an adverse impact on the Fund's ability to effectively hedge. The Fund will minimize the risk that it will be unable to close out a futures contract by only entering into futures for which there appears to be a liquid secondary market.

        The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures trading. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the Fund. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract.

        Utilization of futures transactions by the Fund involves the risk of imperfect or no correlation where the securities underlying futures contracts are different than the portfolio securities being hedged. It is also possible that the Fund could both lose money on futures contracts and also experience a decline in value of its portfolio securities. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in a futures contract or option on a futures contract.

        Most futures exchanges limit the amount of fluctuation permitted in futures contract and options prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract or option on a future contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract and options prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

        RISKS OF OPTIONS ON FUTURES, FORWARD CONTRACTS, AND OPTIONS ON FOREIGN CURRENCIES. Options on currencies may be traded over-the-counter and forward currency contracts are always traded in the over-the-counter market. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchase of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. When the Fund enters into a forward currency contract or purchases an over-the-counter option, it relies on its counterparty to perform. Failure by the counterparty to do so would result in the loss of any expected benefit of the transaction.

        Futures contracts, options on futures contracts, forward contracts, and options on foreign currencies may be traded on foreign exchanges. Such transactions are subject to the risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be adversely affected by (i) other complex foreign political and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in the Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (v) lesser trading volume.

        Options on foreign currencies traded on national securities exchanges are within the jurisdiction of the SEC, as are other securities traded on such exchanges. As a result, many of the protections provided to traders on organized exchanges will be available with respect to such transactions. In particular, all foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation ("OCC"), thereby reducing the risk of counterparty default. The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of the availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effect of other political and economic events. In addition, exchange-traded options of foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in applicable foreign countries for this purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on the OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

        COMBINED TRANSACTIONS. The Fund can enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple foreign currency transactions (including Forward Contracts) and any combination of futures, options, and foreign currency transactions, instead of a single transaction, as part of a single hedging strategy when, in the opinion of the Adviser, it is in the best interest of the Funds to do so. A combined transaction, while part of a single hedging strategy, may contain elements of risk that are present in each of its component transactions.

        ASSET COVERAGE FOR FUTURES AND OPTIONS POSITIONS. The Fund will comply with guidelines established by the SEC with respect to coverage of options, futures and forward contracts strategies by mutual funds, and if the guidelines so require will set aside appropriate liquid assets in a segregated custodial account in the amount prescribed. Securities held in a segregated account cannot be sold while the futures, option or forward contract strategy is outstanding, unless they are replaced with other suitable assets. Consequently, there is a possibility that segregation of a large percentage of a Fund's assets could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.


ILLIQUID INVESTMENTS AND RESTRICTED SECURITIES

        ILLIQUID INVESTMENTS. The Fund may invest up to 15% of their securities respective net assets in illiquid investments. Illiquid investments are investments that cannot be sold or disposed of within seven days in the ordinary course of business at approximately the prices at which they are valued. Under the supervision of the Board of Trustees, the Subadviser determines the liquidity of the Fund's investments and, through reports from the Subadviser and the Fund's administrator, the Board monitors investments in illiquid securities. In determining the liquidity of the Fund's investments, the Subadviser may consider various factors, including the frequency of trades and quotations, the number of dealers and prospective purchasers in the marketplace, dealer undertakings to make a market, the nature of the security, and the nature of the marketplace for trades. Investments currently considered by the Fund to be illiquid include repurchase agreements not entitling the holder to payment of principal and interest within seven days, certain over-the-counter options, and restricted securities (other than restricted securities pursuant to Rule 144A under the Securities Act and commercial paper sold in reliance on Section 4(2) of the Securities Act). With respect to over-the-counter ("OTC") options that the Fund writes, all or a portion of the value of the underlying instrument may be illiquid depending on the assets held to cover the option and the nature and terms of any agreement the Fund may have to close out the option before expiration. The Fund will treat as illiquid an amount of assets used to cover written OTC options, equal to the formula price at which the Fund would have the absolute right to purchase the option less the amount by which the option is "in-the-money." The absence of a trading market can make it difficult to ascertain a market value for illiquid investments. When no market quotations are available, illiquid investments are priced at fair value as determined in good faith by the Subadviser under the supervision of the Board of Trustees. Disposing of these investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Funds to sell them promptly at an acceptable price. If through a change in values, net assets, or other circumstances, either Fund was in a position where more than 15% of its net assets were invested in illiquid securities, it would take appropriate steps to protect liquidity.

        RESTRICTED SECURITIES. Restricted securities can generally be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act or in a registered public offering. Where registration is required, the Fund may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it or they decide to seek registration and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed at the time it decided to seek registration of the security.


SECURITIES LENDING

        The Fund may lend securities to qualified brokers, dealers, banks and other financial institutions. Securities lending allows the Fund to retain ownership of the securities loaned and, at the same time, to earn additional income. Since there may be delays in the recovery of loaned securities, or even a loss of rights in collateral supplied should the borrower fail financially, loans will be made only to parties deemed by the Subadviser to be of good standing. In addition, they will only be made if, in the Subadviser's judgment, the consideration to be earned from such loans would justify the risk. Such loans will not be made if, as a result, the aggregate of all outstanding loans of a Fund exceed one-third of the value of its total assets.

        It is the Fund's understanding that the current view of the staff of the SEC is that the Fund can engage in securities loan transactions only under the following conditions: (1) the Funds must receive 100% collateral in the form of cash or cash equivalents (i.e., U.S. Treasury bills or notes) from the borrower;
(2) the borrower must increase the collateral whenever the market value of the securities loaned (determined on a daily basis) rises above the value of the collateral; (3) after giving notice, the Fund must be able to terminate the loan at any time; (4) the Fund must receive reasonable interest on the loan (which may include the Fund investing any cash collateral in interest bearing short-term investments) or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest, or other distributions on the securities loaned and to any increase in market value; (5) the Fund may pay only reasonable custodian fees in connection with the loan; and (6) the Board of Trustees must be able to vote proxies on the securities loaned, either by terminating the loan or by entering into an alternative arrangement with the borrower.


REPURCHASE AGREEMENTS

        The Fund may enter into repurchase agreements with brokers, dealers or banks that meet the credit guidelines established by the Board of Trustees of the Fund. In a repurchase agreement, the Fund buys a security from a seller that has agreed to repurchase it at a mutually agreed upon date and price, reflecting the interest rate effective for the term of the agreement. The term of these agreements is usually from overnight to one week and never exceeds one year. A repurchase agreement may be viewed as a fully collateralized loan of money by a Fund to the seller. The Fund always receive securities as collateral with a market value at least equal to the purchase price, including accrued interest, and this value is maintained during the term of the agreement. If the seller defaults and the collateral value declines, the Funds might incur a loss. If bankruptcy proceedings are commenced with respect to the seller, the Funds' realization upon the collateral may be delayed or limited.


OTHER INVESTMENT COMPANIES

        The Fund may invest up to 10% of its total assets in other investment companies. Not more than 5% of the Fund's total assets may be invested in the securities of any one investment company nor may the Fund acquire more than 3% of the voting securities of any other investment company. In addition to the advisory fees and other expenses the Fund bear directly in connection with their own operations, as shareholders of another investment company, the Funds would bear their pro rata portion of the other investment company's advisory fees and other expenses. As such, the Fund's shareholders would indirectly bear the expenses of the Fund and the other investment company, some or all of which would be duplicative.


                             INVESTMENT LIMITATIONS

        The Fund is subject to the following restrictions which are fundamental policies and may not be changed without the approval of the lesser of: (1) at least 67% of the voting securities of a Fund present at a meeting if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of a Fund.

        As a matter of fundamental policy, the Fund will not:

        (1) invest in physical commodities or contracts on physical commodities;

        (2) purchase or sell real estate, although it may purchase and sell securities of companies which deal in real estate, other than real estate limited partnerships, and may purchase and sell marketable securities which are secured by interests in real estate;

        (3) make loans except: (i) by purchasing debt securities in accordance with its investment objective and policies or entering into repurchase agreements; or (ii) by lending its portfolio securities to banks, brokers, dealers and other financial institutions, so long as such loans are not inconsistent with the 1940 Act or the rules and regulations or interpretations of the SEC thereunder;

        (4) with respect to 75% of its assets, purchase more than 10% of any class of the outstanding voting securities of any issuer;

        (5) with respect to 75% of its assets, invest more than 5% of its total assets in the securities of any single issuer (other than obligations issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities);

        (6) borrow money, except (i) from banks and as a temporary measure for extraordinary or emergency purposes (not for leveraging or investment) or (ii) in connection with reverse repurchase agreements provided that (i) and (ii) in combination do not exceed 331/3% of the Fund's total assets (including the amount borrowed) less liabilities (exclusive of borrowings);

        (7) underwrite the securities of other issuers (except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act in the disposition of restricted securities);

        (8) acquire any securities of companies within one industry if, as a result of such acquisition, more than 25% of the Fund's total assets would be invested in securities of companies within such industry; provided, however, that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities; and

        (9) issue senior securities, except that this limitation shall not apply to: (i) evidence indebtedness which the Fund is permitted to incur; (ii) shares of the separate classes or series of the Trust; or (iii) collateral arrangements with respect to currency-related contracts, futures contracts, options or other permitted investments, including deposits of initial and variation margin.

        The Fund is also subject to the following restrictions which are non-fundamental policies and may be changed by the Board of Trustees without shareholder approval. As a matter of non-fundamental policy, the Fund will not:

        (a) purchase securities on margin, except for use of short-term credit as may be necessary for the clearance of purchases and sales of securities, but it may make margin deposits in connection with transactions in options, futures, and options on futures; or sell securities short unless, by virtue of its ownership of other securities, it has the right to obtain securities equivalent in kind and amount to the securities sold and, if the right is conditional, the sale is made upon the same conditions. Transactions in futures contracts, options and options on futures are not deemed to constitute selling securities short;

        (b) pledge, mortgage, or hypothecate any of its assets to an extent greater than 331/3% of its total assets at fair market value;

        (c) invest more than an aggregate of 15% of its net assets in securities deemed to be illiquid, including securities which are not readily marketable, the disposition of which is restricted (excluding securities that are not registered under the Securities Act but which can be sold to qualified institutional investors in accordance with Rule 144A under the Securities Act and commercial paper sold in reliance on Section 4(2) of the Securities Act), repurchase agreements having maturities of more than seven days and certain OTC options;

        (d) invest its assets in securities of any investment company, except by purchase in the open market involving only customary brokers' commissions or in connection with mergers, acquisitions of assets or consolidations and except as may otherwise be permitted by the 1940 Act; and

        (e) write or acquire options or interests in oil, gas or other mineral exploration or development programs or leases.

        With the exception of fundamental investment limitation (6), if a percentage limitation on the investment or utilization of assets as set forth above is adhered to at the time an investment is made, a later change in percentage resulting from changes in the value or total cost of a Fund's assets will not require the sale of securities.

                                   MANAGEMENT


INVESTMENT ADVISER

        The investment adviser to the Fund is Luther King Capital Management Corporation. The Fund and the Adviser have entered into an Investment Advisory Agreement dated _________ __, 199_ (the "Advisory Agreement"). The Advisory Agreement, as it relates to the Fund, was approved initially by the Board of Trustees on November __, 1997. By its terms, the Advisory Agreement continues in effect for a period of two years from the date of the Agreement, and thereafter for successive one year periods, only if each renewal is specifically approved by a vote of the Board of Trustees, including the affirmative votes of a majority of the Trustees who are not parties to the agreement or "interested persons" (as defined in the 1940 Act) of any such party in person at a meeting called for the purpose of considering such approval. In addition, the question of continuance of the Agreement may be presented to the shareholders of the Fund; in such event, continuance shall be effective only if approved by the affirmative vote of a majority of the outstanding voting securities of the Fund. The Agreement can be terminated, without penalty, with respect to a Fund on 60 days' written notice by the Board of Trustees or by vote of a majority of the outstanding voting securities of such Fund. The Adviser can terminate the Advisory Agreement with respect to the Fund, without penalty, on 90 days' written notice. In addition, the Advisory Agreement will terminate automatically in the event of its assignment. The Adviser is a corporation of which J. Luther King, Jr. is a "controlling person" (as that term is defined in the rules and regulations of the SEC).


INVESTMENT SUBADVISER

        The investment subadviser to the Fund is TT International Investment Management, doing business as TT International. The Adviser and the Subadviser have entered into an Investment Subadvisory Agreement ("Subadvisory Agreement") dated December __, 1997. By its terms, the Subadvisory continues in effect for a period of two years from the date of the Subadvisory Agreement, and thereafter for successive one year periods, only if each renewal is specifically approved by a vote of the Board of Trustees, including the affirmative votes of a majority of the Trustees who are not parties to the agreement or "interested persons" (as defined in the 1940 Act) of any such party in person at a meeting called for the purpose of considering such approval. In addition, the question of continuance of the Subadvisory Agreement may be presented to the shareholders of a Fund; in such event, continuance shall be effective only if approved by the affirmative vote of a majority of the outstanding voting securities of the Fund. The Subadvisory Agreement can be terminated, without penalty, with respect to a Fund on 60 days' written notice by the Board of Trustees, by the Adviser or by vote of a majority of the outstanding voting securities of the Fund. The Subadviser can terminate the Subadvisory Agreement with respect to the Fund, without penalty, on 90 days' written notice. In addition, the Subadvisory Agreement will terminate automatically in the event of its assignment. The Subadviser is a partnership controlled by Timothy A. Tacchi, who owns 67% of the partnership's participation interests. The Subadviser is registered as an investment adviser under the Investment Advisers Act of 1940 and is authorized to conduct its investment business in the United Kingdom by the Investment Management Regulatory Organization Limited (IMRO).


CUSTODIAN

        As custodian of the Fund's assets, Firstar Trust Company, 615 East Michigan Street, Milwaukee, Wisconsin 53202, has custody of all securities and cash of the Funds, delivers and receives payment for securities sold, receives and pays for securities purchased, collects income from investments, and performs other duties, all as directed by the officers of the Trust.


DISTRIBUTOR

        Shares of the Fund are distributed through First Data Distributor Inc. (the "Distributor"), 4400 Computer Drive, Westborough, Massachusetts 01581, a registered broker-dealer. Jacqui Brownfield, an employee of the Adviser and an officer of the Trust, is a registered representative of the Distributor.

TRUSTEES AND OFFICERS

        The Trustees and officers of the Trust, their ages, their business addresses and principal occupations during the past five years are as follows:

        J. LUTHER KING, JR.*; 57; 301 Commerce Street, Fort Worth, Texas 76102; Chairman of the Board of Trustees, President, Chief Executive Officer and Manager of the Trust; President, Luther King Capital Management Corporation.

        H. KIRK DOWNEY; 55; 2900 Lubbock Street, Fort Worth, Texas 76109; Trustee of the Trust; Dean, M.J. Neeley School of Business, Texas Christian University Business School.

        EARLE A. SHIELDS, JR.; 77; 53 Westover Terrace, Fort Worth, Texas 76107; Trustee of the Trust; Consultant; formerly Consultant for NASDAQ Corp. and Vice President, Merrill Lynch & Co., Inc.

        PAUL W. GREENWELL; 47; 301 Commerce Street, Fort Worth, Texas 76102; Vice President of the Trust; Vice President, Luther King Capital Management.

        JACQUI BROWNFIELD; 37; 301 Commerce Street, Fort Worth, Texas 76102; Secretary and Treasurer of the Trust; Fund Administrator, Luther King Capital Management.

* Trustee Mr. King is an "interested person" of the Trust (as defined in the 1940 Act), because of his affiliation with the Adviser.

        Trustees other than those who are officers or affiliated with the Adviser receive an annual fee of $8,000 plus a meeting fee of $1,000 for each meeting attended and are reimbursed for expenses incurred in attending Board meetings. Trustees who are also officers or affiliated persons receive no remuneration for their services as Trustees. The Trust's officers and employees are paid by the Adviser or the Administrator.


PRINCIPAL SHAREHOLDERS

        As of the date of this Statement of Additional Information, the Adviser is the sole shareholder of the Fund.


                      PORTFOLIO TRANSACTIONS AND BROKERAGE

        The Subadvisory Agreement authorizes the Subadviser to select the brokers or dealers that will execute the purchases and sales of investment securities for the Fund and directs the Subadviser to use its best efforts to obtain the best execution with respect to all transactions for the Fund. As permitted by Section 28(e) of the Securities Exchange Act of 1934, as amended, the Subadviser may cause the Fund to pay higher commission rates than the lowest available when the Subadviser believes it is reasonable to do so in light of the value of the research services provided by the broker effecting the transaction. These services, which in some cases may also be purchased for cash, include such matters as general economic and security market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities. Some of these services are of value to the Subadviser in advising various clients, including the Funds, although not all of these services are necessarily useful and of value in managing the Funds.

        It is not the Subadviser's practice to allocate brokerage or principal business on the basis of sales of shares which may be made through intermediary brokers or dealers. However, the Subadviser may place orders with qualified broker-dealers who recommend the Funds or who act as agents in the purchase of shares of the Funds for their clients.

        Some securities considered for investment by the Fund may also be appropriate for other clients served by the Subadviser. If purchases or sales of securities consistent with the investment policies of the Funds and one or more of these other clients serviced by the Subadviser is considered at or about the same time, transactions in such securities will be allocated among the Funds and clients in a manner deemed fair and reasonable by the Subadviser. Although there is no specified formula for allocating such transactions, the various allocation methods used by the Subadviser, and the results of such allocations, are subject to periodic review by the Board of Trustees.

        The Subadviser manages the Funds without regard generally to restrictions on Fund turnover. The use of futures contracts and other derivative instruments with relatively short maturities may tend to exaggerate the Fund turnover rate for the Fund. Trading in fixed-income securities does not generally involve the payment of brokerage commissions, but does involve indirect transaction costs. The use of futures contracts may involve the payment of commissions to futures commission merchants. The higher the rate of Fund turnover of a Fund, the higher these transaction costs borne by a Fund generally will be.

        The Fund turnover rate of a Fund is calculated by dividing (i) the lesser of purchases or sales of securities for the particular fiscal year by
(ii) the monthly average of the value of the securities owned by the Fund during the particular fiscal year. In calculating the rate of Fund turnover, there is excluded from both (i) and (ii) all securities, including options, whose maturities or expiration dates at the time of acquisition were one year or less. Proceeds from short sales and assets used to cover short positions undertaken are included in the amounts of securities sold and purchased, respectively, during the year.


                   PURCHASE, REDEMPTION, AND PRICING OF SHARES


PURCHASE OF SHARES

        Certain managed account clients of the Adviser may purchase shares of the Funds. To avoid the imposition of duplicative fees, the Adviser may be required to make adjustments in the management fees charged separately by the Adviser to these clients to offset the generally higher level of management fees and expenses resulting from a client's investment in a Fund.

        Certain clients of the Adviser may, subject to the approval of the Trust, purchase shares of the Funds with liquid securities that are eligible for purchase by a Fund (consistent with the Fund's investment policies and restrictions) and that have a value that is readily ascertainable (and not established only by evaluation procedures) as evidenced by a listing on the American Stock Exchange, the New York Stock Exchange, or The Nasdaq Stock Market. These transactions will be effected only if the Adviser intends to retain the security in the Funds as an investment. Assets so purchased by the Funds will be valued in generally the same manner as they would be valued for purposes of pricing a Fund's shares, if such assets were included in the Fund's assets at the time of purchase.

        Shares of the Fund are not qualified or registered for sale in all states. Shares of the Funds may not be offered or sold in any state unless registered or qualified in the jurisdiction unless an exemption from registration or qualification is available.

        The Trust reserves the right in its sole discretion (i) to suspend the offering of Fund shares, (ii) to reject purchase orders when in the judgment of management such rejection is in the best interest of the Fund, (iii) to reduce or waive the minimum for initial and subsequent investments for certain fiduciary accounts such as employee benefit plans or under circumstances where certain economies can be achieved in sales of the Fund's shares. The officers of the Trust may from time to time waive the minimum initial and subsequent investment requirements in connection with investments in a Fund by employees of the Adviser.


REDEMPTION OF SHARES

        The Trust may suspend redemption privileges or postpone the date of payment (i) during any period that the New York Stock Exchange (the "Exchange") is closed, or trading on the Exchange is restricted as determined by the SEC,
(ii) during any period when an emergency exists as defined by the rules of the SEC as a result of which it is not reasonably practicable for a Fund to dispose of securities owned by it, or fairly to determine the value of its assets, and
(iii) for such other periods as the SEC may permit.

        The Trust has made an election with the SEC to pay in cash all redemptions requested by any shareholder of record limited in amount during any 90-day period to the lesser of $250,000 or 1% of the net assets of a Fund at the beginning of such period. Such commitment is irrevocable without the prior approval of the SEC. Redemptions in excess of the above limits may be paid in whole or in part in investment securities or in cash, as the Trustees may deem advisable; however, payment will be made wholly in cash unless the Trustees believe that economic or market conditions exist which would make such a practice detrimental to the best interests of the Fund. If redemptions are paid in investment securities the redeeming shareholders might incur brokerage expenses if they converted these securities to cash. Securities used to make such "in-kind" redemptions will be readily marketable. The method of valuing such securities will be the same as the method of valuing Fund securities described in the Prospectus under "Valuation of Shares," and such valuation will be made as of the same time the redemption price is determined.

        Due to the relatively high cost of maintaining smaller accounts, the Trust reserves the right to redeem shares in any account for their then-current value (which will be promptly paid to the investor) if at any time, due to shareholder redemption, the shares in the account do not have a value of at least $1,000. Investors will be notified that the value of their account is less than the minimum and allowed at least 30 days to bring the value of the account up to at least the minimum before the redemption is processed. The Declaration of Trust also authorizes the Trust to redeem shares under certain other circumstances as may be specified by the Board of Trustees.

        No fee is charged by the Trust for redemptions. Redemption proceeds may be more or less than the shareholder's cost depending on the market value of the securities held by a Fund.


PRICING OF SHARES

        The Fund's net asset value per share for the purpose of pricing purchase and redemption orders is determined as described in the Prospectus. Net asset value will not be determined on the following holidays: New Year's Day, Martin Luther King's Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


                    DIVIDENDS, OTHER DISTRIBUTIONS, AND TAXES

GENERAL

        It is the Fund's policy to distribute all of its net investment income, if any, together with any net realized capital gains in the amount and at the times that will avoid federal income tax on it and the imposition of the federal excise tax on certain undistributed income and capital gain.

        To avoid federal income tax on income and gains that are distributed, the Fund must qualify for the special tax treatment afforded a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended. To qualify for that treatment, the Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gains, and net gains from certain foreign currency transactions) and must meet several additional requirements. These requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, futures, and Forward Contracts) derived with respect to its business of investing in securities or those currencies; and (2) at the close of each quarter of the Fund's taxable year, (i) at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs, and other securities, with these other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's voting securities, and (ii) not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer.

        Any use of hedging strategies, such as writing (selling) and purchasing options and futures and entering into Forward Contracts, involves complex rules that will determine for income tax purposes the amount, character, and timing of recognition of the gains and losses it realizes in connection therewith.

        The Fund also intends to declare and pay dividends and capital gain distributions so as to avoid imposition of federal excise tax.

        Undistributed net investment income and net realized gains are included in the Fund's net assets for the purpose of calculating net asset value per share. Therefore, on the "ex-distribution" date, the net asset value per share excludes the distribution (i.e., is reduced by the per share amount of the distribution). Dividends and other distributions paid shortly after the purchase of shares by an investor, although in effect a return of capital, are taxable to the investor.

        As stated in the Prospectus, unless the shareholder elects otherwise in writing, all dividends and other distributions are automatically paid in additional Fund shares at net asset value (as of the business day following the record date). This will remain in effect until the Fund is notified by the shareholder in writing at least three days prior to the record date that either the Income Option (income dividends in cash and other distributions in additional shares at net asset value) or the Cash Option (both income dividends and other distributions in cash) has been elected. An account statement is sent to shareholders whenever an income dividend or other distribution is paid.


TAXES - INVESTMENTS IN FOREIGN SECURITIES

        Dividends and interest received by the Fund, and gains realized thereby, may be subject to income, withholding, or other taxes imposed by foreign countries and U.S. possessions ("foreign taxes") that would reduce the yield and/or total return on its securities. Tax conventions between certain countries and the United States may reduce or eliminate foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors. If more than 50% of the value of the Fund's total assets at the close of any taxable year consists of securities of foreign corporations, it will be eligible to, and may, file an election with the Internal Revenue Service that will enable its shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign taxes paid by it. Pursuant to any such election, the Fund would treat those taxes as dividends paid to its shareholders and each shareholder would be required to (1) include in gross income, and treat as paid by the shareholder, the shareholder's proportionate share of those taxes, (2) treat the shareholder's share of those taxes and of any dividend paid by the Fund that represents income from foreign or U.S. possessions sources as the shareholder's own income from those sources, and (3) either deduct the taxes deemed paid by the shareholder in computing the shareholder's taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit against the shareholder's federal income tax. The Fund will report to its shareholders shortly after each taxable year their respective shares of its income from sources within, and taxes paid to, foreign countries and U.S. possessions if it makes this election. Pursuant to the Taxpayer Relief Act of 1997, individuals who have no more than $300 ($600 for married persons filing jointly) of creditable foreign taxes included on Forms 1099 and have no foreign sources non-passive income will be able to claim a foreign tax credit without having to file the detailed Form 1116 that otherwise is required.

        The Fund may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is a foreign corporation -- other than a "controlled foreign corporation" (I.E., a foreign corporation in which, on any day during its taxable year, more than 50% of the total voting power of all voting stock therein or the total value of all stock therein is owned, directly, indirectly, or constructively, by "U.S. shareholders," defined as U.S. persons that individually own, directly, indirectly, or constructively, at least 10% of that voting power) as to which the Fund is a U.S. shareholder -- that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, the Fund will be subject to federal income tax on a portion of any "excess distribution" received on the stock of a PFIC or of any gain on the disposition of the stock (collectively "PFIC income"), plus interest thereon, even if the Fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Fund's investment company taxable income and, accordingly, will not be taxable to it to the extent that income is distributed to its shareholders. If the Fund invests in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then in lieu of the foregoing tax and interest obligation, the Fund would be required to include in income each year its PRO RATA share of the QEF's annual ordinary earnings and net capital gain (the excess of net long-term capital gain over net short-term capital loss) -- which probably would have to be distributed by the Fund to its shareholders -- even if those earnings and gain were not distributed to the Fund by the QEF. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

        The Fund may elect to "mark to market" its stock in any PFIC. "Marking-to-market," in this context, means including in ordinary income each taxable year the excess, if any, of the fair market value of the PFIC's stock over the Fund's adjusted basis therein as of the end of that year. Pursuant to the election, the Fund also would be allowed to deduct (as an ordinary, not capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock included by the Fund for prior taxable years. The Fund's adjusted basis in each PFIC's stock with respect to which it makes this election will be adjusted to reflect the amounts of income included and deductions taken under the election.

        Gains or losses (1) from the disposition of foreign currencies, (2) on the disposition of a debt security denominated in a foreign currency that are attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security and the date of disposition, and (3) that are attributable to fluctuations in exchange rates that occur between the time the Fund accrues interest, dividends, or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time it actually collects the receivables or pays the liabilities, generally are treated as ordinary income or loss. These gains or losses may increase or decrease the amount of investment company taxable income available to the Fund for distribution to its shareholders.


                             PERFORMANCE INFORMATION

TOTAL RETURN

        Average annual total return quotations used in the Fund's advertising and promotional materials are calculated according to the following formula:
              n
        P(1+T)  = ERV

where P equals a hypothetical initial payment of $1,000; T equals average annual total return; n equals the number of years; and ERV equals the ending redeemable value at the end of the period of a hypothetical $1,000 payment made at the beginning of the period.

        Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication. Average annual total return, or "T" in the above formula, is computed by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value. Average annual total return assumes the reinvestment of all dividends and distributions.


OTHER INFORMATION

        The Fund's performance data quoted in advertising and other promotional materials represents past performance and is not intended to predict or indicate future results. The return and principal value of an investment in a Fund will fluctuate, and an investor's redemption proceeds may be more or less than the original investment amount.


COMPARISON OF FUND PERFORMANCE

        The performance of the Fund may be compared to data prepared by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Morningstar, Inc., the Donoghue Organization, Inc. or other independent services which monitor the performance of investment companies, and may be quoted in advertising in terms of its ranking in each applicable universe. In addition, the Funds may use performance data reported in financial and industry publications, including Barron's, Business Week, Forbes, Fortune, Investor's Daily, IBC/Donoghue's Money Fund Report, Money Magazine, The Wall Street Journal and USA Today.

        The Fund may from time to time use various unmanaged indices for performance comparison purposes, including the following indices:

        S&P 500--The S&P 500 is a Fund of 500 stocks designed to mimic the overall equity market's industry weightings. Most, but not all, large capitalization stocks are in the index. There are also some small capitalization names in the index. The list is maintained by Standard & Poor's Corporation. It is market capitalization weighted. There are always 500 issuers in the S&P 500. Changes are made by Standard & Poor's as needed.

        EAFE Index--The EAFE Index is an unmanaged index representing the market value weighted price of stocks of approximately 1100 companies screened for liquidity, cross-ownership and industry representation and listed on major stock exchanges in Europe, Australasia and the Far East. The Index is compiled by Morgan Stanley Capital International.


                               GENERAL INFORMATION


DESCRIPTION OF SHARES AND VOTING RIGHTS

        The Fund is a series of LKCM Funds, which was established under Delaware law by a Declaration of Trust dated February 10, 1994. Prior to December __, 1997, the name of the Trust was LKCM Fund. The Trust's Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest, without par value, from an unlimited number of series ("Funds") of shares. Currently, the Trust offers five series. Pursuant to the Declaration of Trust, the Trustees may also authorize the creation of additional series of shares (the proceeds of which would be invested in separate, independently managed Funds with distinct investment objectives and policies and share purchase, redemption and net asset valuation procedures) with such preferences, privileges, limitations and voting and dividend rights as the Trustees may determine. All consideration received by the Trust for shares of any additional series, and all assets in which such consideration is invested, would belong to that series and would be subject to the liabilities related thereto.

        The Trustees, in their discretion, may authorize the division of shares of the Funds into different classes permitting shares of different classes to be distributed by different methods. Although shareholders of different classes would have an interest in the same Fund of assets, shareholders of different classes may bear different expenses in connection with different methods of distribution. The Trustees have no present intention of taking the action necessary to effect the division of shares into separate classes nor of changing the method of distribution of shares of the Funds.

        When issued, the shares of the Funds are fully paid and non-assessable, have no preemptive or subscription rights and are fully transferable. There are no conversion rights. The shares of the Funds have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees if they choose to do so. A shareholder is entitled to one vote for each full share held (and a fractional vote for each fractional share held), then standing in his name on the books of a Fund.


SHAREHOLDER AND TRUSTEE LIABILITY

        The Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or the Trustees, but this disclaimer may not be effective in some jurisdictions or as to certain types of claims. The Declaration of Trust further provides for indemnification out of the Trust's property of any shareholder held personally liable for the obligations of the Trust. The Declaration of Trust also provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations.

        The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the office.


AUDITORS

        Deloitte & Touche LLP, 411 East Wisconsin Avenue, Milwaukee, Wisconsin, serves as the Trust's independent auditors, whose services include examination of the Trust' financial statements and the performance of other related audit and tax services.


CODE OF ETHICS

        The Trust has adopted a Code of Ethics which restricts to a certain extent personal transactions by access persons of the Trust and imposes certain disclosure and reporting obligations.

PART C. OTHER INFORMATION

ITEM 24.        Financial Statements and Exhibits
                ---------------------------------

(a)  Financial Statements for LKCM International Fund:

        1.     None.

(b)  Exhibits

        1.     Agreement and Declaration of Trust.*

        2.     By-Laws.*

        3.     None.

        4.     To be filed by subsequent amendment.

        5.     (a)     Investment Advisory Agreement dated June 21, 1994.*

               (b) Fee Schedule to the Investment Advisory Agreement Between LKCM Funds and Luther King Capital Management Corporation for the Small Cap Equity Fund dated June 21, 1994.*

               (c) Fee Schedule to the Investment Advisory Agreement Between LKCM Funds and Luther King Capital Management Corporation for the LKCM Equity Fund dated December 5, 1995.*

               (d) Form of Fee Schedule to the Investment Advisory Agreement Between LKCM Funds and Luther King Capital Management Corporation for the LKCM Fixed Income Fund.*

               (e) Form of Fee Schedule to the Investment Advisory Agreement Between LKCM Funds and Luther King Capital Management Corporation for the LKCM Balanced Fund.*

               (f) Form of Fee Schedule to the Subadvisory Agreement Between Luther King Capital Management Corporation and TT International Investment Management for the LKCM International Fund. To be filed by subsequent amendment.

         6.    (a)     Distribution  Agreement between LKCM Funds and First Data
                       Distributors, Inc. dated September 1, 1997.*

               (b)     Consulting   Agreement   between   Luther  King   Capital
                       Management  and  First  Data  Distributors,   Inc.  dated
                       September 1, 1997.*

        7.     None.

        8.     (a)     Custodian  Servicing  Agreement  between  LKCM  Funds and
                       Firstar Trust Company dated July 10, 1997.*

               (b) Form of Letter Agreement with respect to the Custodian Servicing Agreement with respect to the LKCM Fixed Income Fund and LKCM Balanced Fund.*

               (a)(i) Fund Administration Servicing Agreement between LKCM Funds and Firstar Trust Company dated July 10, 1997.*

               (a)(ii) Form  of  Letter  Agreement  with  respect  to  the  Fund
                       Administration Servicing Agreement with respect to the LKCM Fixed Income Fund and LKCM Balanced Fund.*

               (b)(i) Fund Accounting Servicing Agreement between LKCM Funds and Firstar Trust Company dated July 10, 1997.*

               (b)(ii) Form  of  Letter  Agreement  with  respect  to  the  Fund
                       Accounting Servicing Agreement with respect to the LKCM Fixed Income Fund and LKCM Balanced Fund.*

               (c)(i) Transfer Agent Servicing Agreement between LKCM Funds and Firstar Trust Company dated July 10, 1997.*

               (c)(ii) Form of Letter  Agreement  with  respect to the  Transfer
                       Agent Servicing Agreement with respect to the LKCM Fixed Income Fund and LKCM Balanced Fund.*

        10.    (a)     Opinion of Stradley  Ronon  Stevens & Young dated June 2,
                       1994.*

               (b) Opinion of Kirkpatrick & Lockhart, LLP dated February 21,1997 with respect to the LKCM Equity Portfolio and LKCM Small Cap Equity Portfolio is incorporated by reference to the Registrant's 24f-2 Notice filed on or about February 28, 1997.

        11.    Consent of Deloitte & Touche, LLP.*

        12.    None.

        13.    Purchase Agreement dated June 6, 1994.*

        14.    None.

        15.    LKCM Fund Distribution Plan.*

        16.    To be filed by subsequent amendment.

        17.    None.

        18.    None.

* Incorporated by reference from Post-Effective Amendment No. 6 to the Registration Statement of the Trust, SEC File No. 33-75116, filed previously by EDGAR on Oct. 14, 1997, Accession No. 0000891804-97-000346.

ITEM 25.        Persons controlled by or Under Common Control With Registrant.
                --------------------------------------------------------------

Registrant is not controlled by or under common control with any person.


ITEM 26.              Number of Holders of Securities
                      -------------------------------

TITLE OF CLASS OR SERIES                NUMBER OF RECORD HOLDERS
------------------------                   SEPTEMBER 30, 1997
                                           ------------------

LKCM Small Cap Equity Fund                       807
LKCM Equity Fund                                 101
LKCM Balanced Fund                                 0
LKCM Fixed Income Fund                             0
LKCM International Fund                            0


ITEM 27.    Indemnification
            ---------------

Reference is made to Article VI of the Registrant's Declaration of Trust, incorporated by reference as Exhibit 1 hereto. Registrant hereby also makes the undertaking consistent with Rule 484 under the Securities Act of 1933, as amended.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provision, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 28.    Business and Other Connections of Investment Advisers
            -----------------------------------------------------

Reference is made to the captions "Investment Adviser" and "Investment Subadviser" in the Prospectuses constituting Part A of this Registration Statement and in Part B of this Registration Statement. The information required by this Item 28 with respect to Luther King Capital Management Corporation
("LKCM") is incorporated by reference to the Form ADV filed by LKCM with the Securities and Exchange Commission ("SEC") (File No. 801-14458). The information required by this Item 28 with respect TT International Investment Management ("TTI") is incorporated by reference to the Form ADV filed by TTI with the SEC (File No. 801-45435).


ITEM 29.    Principal Underwriters
            ----------------------

(a) First Data Distributor, Inc., is the general distributor of the Registrant's shares.

(b) The information contained in the registration on Form BD of Funds Distributor, Inc., filed under the Securities Exchange Act of 1934, is incorporated herein by reference.

(c)     Not applicable.



ITEM 30.   Location of Accounts and Records
           --------------------------------

The books, accounts and other documents required by Section 31(a) under the Investment Company Act of 1940, as amended, and the rules promulgated thereunder will be maintained at the offices of:

        Luther King Capital Management Corporation
        310 Commerce Street, Suite 1600
        Fort Worth, Texas  76102
        (records relating to its function as investment adviser)

        Firstar Trust Company
        615 East Michigan Street
        Milwaukee, Wisconsin 53202
        (records relating to its function as custodian, administrator, transfer agent and dividend disbursing agent)

        TT International Investment Management
        Martin House, 2nd Floor
        5 Martin Lane
        London, England EC4 ODP
        (records relating to its function as investment subadviser)


ITEM 31.    Management Services
            -------------------

Not applicable.


ITEM 32.    Undertakings
--------    ------------

(a) Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

(b) Registrant hereby undertakes to file a post-effective amendment with respect to the LKCM International Fund using financial statements which need not be certified, within four to six months from the effective date of this Post-Effective Amendment No. 7 to Registrant's 1933 Act registration statement.

                                  SIGNATURES



Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 7 to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Fort Worth and State of Texas on the 31st day of October, 1997.




                                         /s/ Luther King, Jr.
                                    By:  _____________________________________
                                            Luther King, Jr.
                                            President




Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 7 to the Registration Statement of the Registrant has been signed below by the following persons in the capacities and on the date(s) indicated.



        Name                    Title                         Date
        ----                    -----                         ----

/s/ Luther King, Jr.
------------------------        Trustee, President and        October 31, 1997
J. Luther King, Jr.             Chief Executive Officer


/s/H. Kirk Downey
------------------------        Trustee                       October 31, 1997
H. Kirk Downey


/s/Earle A. Shields, Jr.
------------------------        Trustee                       October 31, 1997
Earle A. Shields, Jr.


/s/Jacqui Brownfield
------------------------        Treasurer and Secretary       October 31, 1997
Jacqui Brownfield

                                  EXHIBIT INDEX



Exhibit No.           Exhibit
-----------           -------
1                     Agreement and Declaration of Trust*

2                     By-Laws*

3                     None

4                     To be filed by subsequent amendment

5.1                   Investment Advisory Agreement dated June 21, 1994*

5.2                   Fee Schedule to the Investment Advisory Agreement Between
                      LKCM Funds and Luther King Capital Management Corporation for the Small Cap Equity Fund dated June 21, 1994*

5.3                   Fee Schedule to the Investment Advisory Agreement Between LKCM Funds
                      and Luther King Capital Management Corporation for the LKCM Equity Fund
                      dated December 5, 1995*

5.4                   Form of Fee Schedule to the Investment Advisory Agreement Between LKCM
                      Funds and Luther King Capital Management Corporation for the LKCM Fixed
                      Income Fund*

5.5                   Form of Fee Schedule to the Investment Advisory Agreement Between LKCM Funds and
                      Luther King Capital Management Corporation for the LKCM Balanced Fund*

5.6                   Form of Fee Schedule to the Subadvisory  Agreement Between
                      Luther  King  Capital   Management   Corporation   and  TT
                      International  Management for the LKCM International Fund.
                      (To be filed by subsequent amendment.)

6.1                   Distribution Agreement between LKCM Funds and First Data Distributors,
                      Inc. dated September 1, 1997*

6.2                   Consulting Agreement between Luther King Capital Management and First
                      Data Distributors, Inc. dated September 1, 1997*

7                     None

8.1                   Custodian Servicing Agreement between LKCM Funds and Firstar
                      Trust Company dated July 10, 1997*

8.2                   Form of Letter Agreement with respect to the Custodian Servicing
                      Agreement with respect to the LKCM Fixed Income Fund and LKCM Balanced
                      Fund*

9.1A                  Fund Administration Servicing Agreement between LKCM Funds and Firstar
                      Trust Company dated July 10, 1997*

9.1B                  Form  of  Letter   Agreement  with  respect  to  the  Fund
                      Administration  Servicing  Agreement  with  respect to the
                      LKCM Fixed Income Fund and LKCM Balanced Fund*

9.2A                  Fund Accounting Servicing Agreement between LKCM Funds and Firstar
                      Trust Company dated July 10, 1997*

9.2B                  Form  of  Letter   Agreement  with  respect  to  the  Fund
                      Accounting  Servicing  Agreement  with respect to the LKCM
                      Fixed Income Fund and LKCM Balanced Fund*

9.3A                  Transfer Agent Servicing Agreement between LKCM Funds and  Firstar
                      Trust Company dated July 10, 1997*

9.3B                  Form of Letter  Agreement  with  respect  to the  Transfer
                      Agent  Servicing  Agreement with respect to the LKCM Fixed
                      Income Fund and LKCM Balanced Fund*





10.1                  Opinion of Stradley Ronon Stevens & Young dated June 2, 1994*

10.2                  Opinion of Kirkpatrick & Lockhart,  LLP dated February 21,
                      1997 with  respect to the LKCM Equity  Portfolio  and LKCM
                      Small Cap Equity Portfolio is incorporated by reference to the Registrant's 24f-2 Notice filed on or about February
                      28, 1997.

11                    Consent of Deloitte & Touche, LLP*

12                    None

13                    Purchase Agreement dated June 6, 1994*

14                    None

15                    LKCM Fund Distribution Plan*

16                    To be filed by subsequent amendment

17                    None

18                    None













* Incorporated by reference from Post-Effective Amendment No. 6 to the Registration Statement of the Trust, SEC File No. 33-75116, filed previously by EDGAR on Oct. 14, 1997, Accession No. 0000891804-97-000346.